UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund, Prudential TIPS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	07/31/2017

Date of reporting period:	04/30/2017

Item 1. Schedule of Investments

Prudential Commodity Strategies Fund

Consolidated Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 99.8%
U.S. TREASURY OBLIGATIONS(n) — 87.5%
U.S. Treasury Bills(c)(k)	0.525%	05/25/17	800	$799,641
U.S. Treasury Bills	0.650%	06/01/17	7,000	6,995,870
U.S. Treasury Bills	0.746%	06/08/17	1,100	1,099,206
U.S. Treasury Bills	0.809%	07/06/17	400	399,457

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,294,349)				9,294,174

			Shares
UNAFFILIATED FUND — 12.3%
Dreyfus Treasury Securities Cash Management (cost $1,300,863)			1,300,863	1,300,863

TOTAL INVESTMENTS — 99.8% (cost $10,595,212)(p)				10,595,037
Other assets in excess of liabilities(z) — 0.2%				24,269

NET ASSETS — 100.0%				$10,619,306

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$10,595,212

Appreciation	115
Depreciation	(290)

Net Unrealized Depreciation	$(175)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts outstanding at April 30, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
12	Brent Crude	Jul. 2017	$627,923	$624,600	$(3,323)
5	Brent Crude	Sep. 2017	273,090	263,000	(10,090)
2	Brent Crude	Mar. 2018	112,280	106,120	(6,160)
4	Coffee ‘C’	Jul. 2017	212,250	200,100	(12,150)
1	Coffee ‘C’	Mar. 2018	57,000	53,531	(3,469)
8	Copper	Jul. 2017	523,413	521,500	(1,913)
2	Copper	Dec. 2017	131,200	131,650	450
1	Copper	Mar. 2018	65,250	66,113	863
46	Corn	Jul. 2017	860,088	842,950	(17,138)
2	Cotton No. 2	Jul. 2017	76,500	78,870	2,370
7	Gasoline RBOB	Jul. 2017	512,245	456,494	(55,751)
1	Gasoline RBOB	Dec. 2017	63,050	58,792	(4,258)
5	Gold 100 OZ	Jun. 2017	604,990	634,150	29,160
2	Gold 100 OZ	Dec. 2017	241,790	255,660	13,870
7	Hard Red Winter Wheat	Jul. 2017	153,513	153,038	(475)
4	Lean Hogs	Jun. 2017	124,170	118,400	(5,770)
1	Lean Hogs	Dec. 2017	25,530	24,680	(850)
5	Live Cattle	Jun. 2017	214,550	248,050	33,500
1	Live Cattle	Feb. 2018	44,950	47,770	2,820
4	LME Nickel	May 2017	254,052	225,744	(28,308)
3	LME Nickel	Jun. 2017	207,027	169,695	(37,332)
5	LME Nickel	Jul. 2017	297,684	283,410	(14,274)
4	LME Nickel	Dec. 2017	247,542	229,116	(18,426)
1	LME Nickel	Feb. 2018	63,732	57,498	(6,234)
6	LME PRI Aluminum	May 2017	280,624	285,600	4,976
5	LME PRI Aluminum	Jun. 2017	215,711	238,406	22,695
6	LME PRI Aluminum	Jul. 2017	288,186	286,688	(1,498)
1	LME PRI Aluminum	Aug. 2017	45,949	47,869	1,920
7	LME PRI Aluminum	Dec. 2017	334,541	337,006	2,465
3	LME Zinc	May 2017	214,328	196,088	(18,240)
1	LME Zinc	Jun. 2017	65,338	65,506	168
2	LME Zinc	Jul. 2017	130,516	131,175	659
2	LME Zinc	Dec. 2017	141,149	131,650	(9,499)
1	LME Zinc	Mar. 2018	65,505	65,725	220
15	Natural Gas	Jul. 2017	502,685	502,950	265
8	Natural Gas	Dec. 2017	277,375	284,800	7,425
7	NY Harbor ULSD	Jul. 2017	487,750	445,498	(42,252)
3	Silver	Jul. 2017	275,650	258,930	(16,720)
2	Silver	Dec. 2017	176,350	174,430	(1,920)
12	Soybean	Jul. 2017	573,788	573,750	(38)
10	Soybean Meal	Jul. 2017	315,340	315,800	460
10	Soybean Oil	Jul. 2017	195,282	190,260	(5,022)
2	Soybean Oil	Dec. 2017	41,358	38,616	(2,742)
14	Sugar #11 (World)	Jul. 2017	265,742	252,918	(12,824)
2	Sugar #11 (World)	Oct. 2017	45,214	36,557	(8,657)
18	Wheat	Jul. 2017	397,175	389,025	(8,150)
8	WTI Crude	Jul. 2017	430,050	396,960	(33,090)
5	WTI Crude	Oct. 2017	263,890	251,450	(12,440)
2	WTI Crude	Mar. 2018	107,880	101,500	(6,380)

					(281,107)

	Short Positions:
4	LME Nickel	May 2017	238,095	225,744	12,351
3	LME Nickel	Jun. 2017	188,874	169,695	19,179
1	LME Nickel	Jul. 2017	58,422	56,682	1,740
2	LME Nickel	Dec. 2017	121,764	114,558	7,206
6	LME PRI Aluminum	May 2017	287,401	285,600	1,801
5	LME PRI Aluminum	Jun. 2017	236,675	238,406	(1,731)
1	LME PRI Aluminum	Aug. 2017	48,281	47,868	413

Commodity futures contracts outstanding at April 30, 2017(1)(continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d.)
2	LME PRI Aluminum	Dec. 2017	$93,921	$96,288	$(2,367)
3	LME Zinc	May 2017	199,383	196,088	3,295
1	LME Zinc	Jun. 2017	71,300	65,506	5,794

					47,681

					$(233,426)

A U.S. Treasury Obligation with a combined market value of $799,641 has been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$9,294,174	$—
Unaffiliated Fund	1,300,863	—	—
Other Financial Instruments*
Commodity Futures Contracts	(233,426)	—	—

Total	$1,067,437	$9,294,174	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 04/30/2017
Commodity contracts	$(233,426)

Prudential Core Conservative Bond Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	125	$128,365
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	100	97,075
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(c)	07/25/26	75	72,040
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497	%(c)	10/25/26	40	38,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393%		12/15/49	125	127,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	125	128,100
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	125	126,971
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	125	126,985

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $836,402)					845,877

CORPORATE BONDS — 29.5%
Aerospace & Defense — 0.3%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%		03/01/45	15	14,328
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	25	27,534
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500%		03/15/27	20	20,294
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.350%		04/15/47	10	10,129

					72,285

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	65	65,675
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625%		03/06/23	50	49,556

					115,231

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Certificates	4.150%		10/11/25	28	29,339

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	60	68,598
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%		01/15/21	45	45,549
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	105	105,497

					219,644

Banks — 5.7%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	260	264,305
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21	20	20,110
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	125	126,326
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	240	250,328
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	115	121,228
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	215	220,217
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	235	243,716
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	50	52,193
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%		01/27/22	20	20,037
US Bancorp, Sr. Unsec’d. Notes, MTN	2.625%		01/24/22	50	50,420
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	20	19,285
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25	90	88,321

					1,476,486

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	125	128,418
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	30	32,774
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750%	03/05/22	75	76,750
PepsiCo, Inc., Sr. Unsec’d. Notes	3.600%	03/01/24	10	10,538

				248,480

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	150	155,223
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	20	21,573
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	20	20,791

				197,587

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	15	16,606
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	75	79,670
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	5	4,943
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	50	56,757

				157,976

Commercial Services — 0.0%
President & Fellows of Harvard College, Unsec’d. Notes	3.150%	07/15/46	9	8,262

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23	175	173,944
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	40	41,992
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	50	50,579
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	100	105,208

				371,723

Diversified Financial Services — 0.3%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200%	03/03/20	35	35,185
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	20	20,137
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	20	20,119

				75,441

Electric — 1.8%
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	5	5,212
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	35	36,913
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	35	38,284
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	5	5,225
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	75	70,865
Entergy Louisiana LLC, First Mortgage	4.050%	09/01/23	35	37,143
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	10	10,198
Florida Power & Light Co., First Mortgage	2.750%	06/01/23	25	25,322
Great Plains Energy, Inc., Sr. Unsec’d. Notes	3.900%	04/01/27	20	20,204
Northern States Power Co., First Mortgage	3.400%	08/15/42	15	13,913
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	55	63,830
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	10	13,009
Public Service Electric & Gas Co., First Mortgage, MTN	2.250%	09/15/26	25	23,530
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	20	20,092
San Diego Gas & Electric Co., First Mortgage	2.500%	05/15/26	20	19,257
Southern California Edison Co., First Refinance Mortgage	4.650%	10/01/43	40	44,528
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000%	05/15/37	20	25,191

				472,716

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	50	47,639

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24	80	81,935

Gas — 0.1%
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	25	24,685

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	40	40,383
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	12	12,069
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	75	74,782
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24	15	15,670
Stryker Corp., Sr. Unsec’d. Notes	3.375%	05/15/24	25	25,618
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000%	04/15/23	25	25,109

				193,631

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	70	70,342
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	90	91,549
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	30	33,246
Children’s Hospital Corp. (The), Unsec’d. Notes	4.115%	01/01/47	15	15,375
Cigna Corp., Sr. Unsec’d. Notes	4.000%	02/15/22	35	36,944
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500%	07/01/57	5	5,090
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	20	20,077
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	20	19,605
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	03/15/23	75	75,904

				368,132

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	50	48,919
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	5	5,189
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	80	80,684
Chubb Corp. (The), Gtd. Notes	6.000%	05/11/37	30	38,298
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500%	03/30/20	65	70,973
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	60	66,107
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	15	16,499

				326,669

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	06/26/22	45	45,460

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	60	66,577
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	50	58,719
Comcast Corp., Gtd. Notes	4.600%	08/15/45	65	67,811
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	50	51,506
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	25	27,814
Time Warner, Inc., Gtd. Notes	3.550%	06/01/24	100	100,682
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	10	10,748
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750%	08/16/21	50	51,314

				435,171

Mining — 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	5	5,841

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	10	11,367

				17,208

Miscellaneous Manufacturing — 0.9%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	235	243,241

Oil & Gas — 2.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550%	03/15/26	15	16,790
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	25	25,384
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	60	61,860
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/15/37	10	9,764
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	150	150,340
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	30	33,531
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	20	21,390
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	20	20,901
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	20	22,549
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	40	40,940
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	15	16,238
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	4.250%	01/15/25	40	38,900
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20	125	125,605

				584,192

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	15	15,427

Pharmaceuticals — 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	60	60,511
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	30	30,555
GlaxoSmithkline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	45	45,737
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%	03/01/26	25	24,260
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	20	20,181
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41	10	11,694
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	100	100,256
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	40	43,143
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	12/15/26	35	34,962
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	65	63,731
Wyeth LLC, Gtd. Notes	6.450%	02/01/24	35	42,798

				477,828

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	80	81,920
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	50	51,573
MPLX LP, Sr. Unsec’d. Notes	4.500%	07/15/23	20	21,076
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	35	35,297

				189,866

Real Estate Investment Trusts (REITs) — 0.3%
Boston Properties LP, Sr. Unsec’d. Notes	3.850%	02/01/23	20	20,842
Realty Income Corp., Sr. Unsec’d. Notes	3.000%	01/15/27	20	18,954
Simon Property Group LP, Sr. Unsec’d. Notes	3.250%	11/30/26	35	34,729
Ventas Realty LP, Gtd. Notes	3.850%	04/01/27	15	15,032

				89,557

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	15	16,763
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/24	95	101,211
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625%	01/15/22	45	45,230

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	25	26,695
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	20	21,286

				211,185

Software — 1.4%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	35	36,267
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	180	181,756
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	10	10,403
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	130	125,487

				353,913

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	130	132,538
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	75	70,254
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900%	03/04/21	60	61,789
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	78	71,750

				336,331

Textiles — 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700%	04/01/27	20	20,665

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750%	04/01/24	75	79,143
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	45	48,656
Union Pacific Corp., Sr. Unsec’d. Notes	3.000%	04/15/27	20	19,993

				147,792

TOTAL CORPORATE BONDS (cost $7,616,087)				7,655,697

FOREIGN GOVERNMENT BONDS — 0.5%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	76	74,974
Province of Quebec (Canada), Deb. Notes	7.125%	02/09/24	40	50,191

TOTAL FOREIGN GOVERNMENT BONDS (cost $119,802)				125,165

MUNICIPAL BONDS — 1.4%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	20	23,091

California — 0.5%
Los Angeles Department of Water & Power System Revenue, Revenue Bonds, BABs	5.716%	07/01/39	20	25,013
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	65	96,001
University of Southern California, Unsec’d. Notes	3.841%	10/01/47	10	10,055

				131,069

Maryland — 0.2%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888%	07/01/43	40	50,362

New Jersey — 0.3%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	50	72,357

New York — 0.2%
New York City Water & Sewer System, Revenue Bonds, BABs	5.882%	06/15/44	20	26,507
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	20	22,623

				49,130

Ohio — 0.0%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	12	11,863

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.718%	02/01/41	20	24,877

TOTAL MUNICIPAL BONDS (cost $361,805)				362,749

NON-CORPORATE FOREIGN AGENCY — 0.1%
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes (cost $13,272)	8.050%	07/07/24	10	13,136

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.5%
Federal Home Loan Mortgage Corp.	1.375%	04/20/20	75	74,616
Federal Home Loan Mortgage Corp.	1.500%	01/17/20	70	69,940
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	148	148,009
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	85	87,691
Federal Home Loan Mortgage Corp.	3.500%	TBA	500	514,121
Federal Home Loan Mortgage Corp.	4.000%	TBA	250	263,164
Federal National Mortgage Assoc.	1.875%	09/24/26	155	146,117
Federal National Mortgage Assoc.	2.125%	04/24/26	20	19,331
Federal National Mortgage Assoc.	2.500%	11/01/31	493	496,071
Federal National Mortgage Assoc.	3.000%	10/01/42	39	38,718
Federal National Mortgage Assoc.	3.000%	02/01/43	492	494,473
Federal National Mortgage Assoc.	3.000%	TBA	500	514,336
Federal National Mortgage Assoc.	3.500%	03/01/42	240	247,546
Federal National Mortgage Assoc.	3.500%	03/01/45	469	482,931
Federal National Mortgage Assoc.	3.500%	TBA	500	514,121
Federal National Mortgage Assoc.	4.000%	01/01/41	440	464,692
Federal National Mortgage Assoc.	4.000%	TBA	375	394,101
Federal National Mortgage Assoc.	4.500%	TBA	500	537,891
Federal National Mortgage Assoc.	5.000%	06/01/40	71	78,606
Federal National Mortgage Assoc.	5.000%	TBA	250	273,826
Government National Mortgage Assoc.	3.000%	01/20/43	244	248,258
Government National Mortgage Assoc.	3.000%	09/20/46	249	252,601
Government National Mortgage Assoc.	3.000%	TBA	250	253,359
Government National Mortgage Assoc.	3.500%	12/20/42	493	514,350
Government National Mortgage Assoc.	3.500%	04/20/45	120	125,366
Government National Mortgage Assoc.	3.500%	TBA	250	259,824
Government National Mortgage Assoc.	4.500%	04/20/41	54	58,117
Government National Mortgage Assoc.	5.500%	12/15/33	33	37,284
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	45	45,718

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,622,193)				7,655,178

U.S. TREASURY OBLIGATIONS — 35.2%
U.S. Treasury Bonds	1.875%	03/31/22	50	50,127
U.S. Treasury Bonds	2.750%	11/15/42	90	86,853
U.S. Treasury Bonds	2.875%	05/15/43	550	542,781
U.S. Treasury Bonds	2.875%	11/15/46	31	30,470
U.S. Treasury Bonds	3.000%	05/15/45	445	448,581

U.S. Treasury Bonds	4.250%	11/15/40	215	265,769
U.S. Treasury Bonds	4.625%	02/15/40	175	227,548
U.S. Treasury Bonds	4.750%	02/15/41	35	46,404
U.S. Treasury Bonds	8.000%	11/15/21	55	69,897
U.S. Treasury Notes	0.750%	07/31/18	250	248,652
U.S. Treasury Notes	0.750%	10/31/18	245	243,306
U.S. Treasury Notes	1.000%	05/31/18	65	64,888
U.S. Treasury Notes	1.000%	09/15/18	620	618,183
U.S. Treasury Notes	1.000%	11/15/19	135	133,761
U.S. Treasury Notes	1.250%	11/30/18	430	430,185
U.S. Treasury Notes	1.250%	12/31/18	230	230,072
U.S. Treasury Notes	1.375%	04/30/21	410	405,051
U.S. Treasury Notes	1.375%	05/31/21	65	64,162
U.S. Treasury Notes	1.500%	01/31/19	785	788,434
U.S. Treasury Notes	1.500%	10/31/19	870	873,059
U.S. Treasury Notes	1.500%	04/15/20	575	575,831
U.S. Treasury Notes	1.625%	04/30/19	390	392,681
U.S. Treasury Notes	1.625%	06/30/20	495	496,779
U.S. Treasury Notes	1.625%	04/30/23	310	303,558
U.S. Treasury Notes	2.000%	11/30/20	190	192,598
U.S. Treasury Notes	2.000%	11/30/22	150	150,545
U.S. Treasury Notes	2.125%	06/30/21	170	172,809
U.S. Treasury Notes	2.125%	09/30/21	75	76,157
U.S. Treasury Notes	2.125%	06/30/22	15	15,196
U.S. Treasury Notes	2.125%	12/31/22	150	151,441
U.S. Treasury Notes	2.125%	03/31/24	65	65,132
U.S. Treasury Notes	2.250%	11/15/25	200	200,086
U.S. Treasury Notes	2.250%	02/15/27	30	29,912
U.S. Treasury Notes	2.625%	11/15/20	420	434,782

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,121,013)				9,125,690

TOTAL LONG-TERM INVESTMENTS (cost $25,690,574)				25,783,492

			Shares
SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,765,199)(w)			3,765,199	3,765,199

TOTAL INVESTMENTS — 113.9% (cost $29,455,773)(x)				29,548,691
Liabilities in excess of other assets — (13.9)%				(3,598,841)

NET ASSETS — 100.0%				$25,949,850

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$29,455,773

Appreciation	115,461
Depreciation	(22,543)

Net Unrealized Appreciation	$92,918

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$845,877	$—
Corporate Bonds	—	7,655,697	—
Foreign Government Bonds	—	125,165	—
Municipal Bonds	—	362,749	—
Non-Corporate Foreign Agency	—	13,136	—
U.S. Government Agency Obligations	—	7,655,178	—
U.S. Treasury Obligations	—	9,125,690	—
Affiliated Mutual Fund	3,765,199	—	—

Total	$3,765,199	$25,783,492	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Small-Cap Core Equity Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 0.6%
Curtiss-Wright Corp.	624	$58,319
KLX, Inc.*	114	5,392

		63,711

Airlines — 1.1%
Spirit Airlines, Inc.*	2,124	121,641

Auto Components — 0.5%
Dorman Products, Inc.*	687	57,124

Banks — 13.4%
Bank of the Ozarks, Inc.	3,228	153,233
BankUnited, Inc.	3,665	129,338
Brookline Bancorp, Inc.	3,849	56,003
Cascade Bancorp*	3,156	23,607
Columbia Banking System, Inc.	2,941	116,199
Eagle Bancorp, Inc.*	2,177	130,402
East West Bancorp, Inc.	4,288	232,710
FNB Corp.	2,315	32,971
Pinnacle Financial Partners, Inc.	3,072	196,608
Renasant Corp.	2,138	90,651
Seacoast Banking Corp. of Florida*	1,843	44,601
Signature Bank*	943	130,558
Wintrust Financial Corp.	2,359	167,159

		1,504,040

Biotechnology — 1.8%
Amicus Therapeutics, Inc.*	7,525	57,792
La Jolla Pharmaceutical Co.*	1,562	45,298
Otonomy, Inc.*	3,789	50,583
Radius Health, Inc.*(a)	1,384	54,073

		207,746

Building Products — 0.6%
JELD-WEN Holding, Inc.*	529	17,473
PGT Innovations, Inc.*	4,684	51,055

		68,528

Capital Markets — 0.5%
Moelis & Co. (Class A Stock)	1,515	55,601

Chemicals — 2.3%
Ferro Corp.*	7,824	140,206
PolyOne Corp.	2,943	115,395

		255,601

Commercial Services & Supplies — 2.8%
Advanced Disposal Services, Inc.*	3,387	80,543
Mobile Mini, Inc.	3,270	93,849
West Corp.	5,426	144,820

		319,212

Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.*	4,916	22,368

Construction Materials — 1.6%
Summit Materials, Inc. (Class A Stock)*	6,880	176,541

Distributors — 0.3%
Core-Mark Holding Co., Inc.	859	30,082
Fenix Parts, Inc.*	6,056	6,783

		36,865

Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	3,314	149,130

Electric Utilities — 1.8%
El Paso Electric Co.	2,020	104,232
Portland General Electric Co.	2,178	98,751

		202,983

Electronic Equipment, Instruments & Components — 1.5%
Anixter International, Inc.*	1,111	90,602
Littelfuse, Inc.	485	74,763

		165,365

Energy Equipment & Services — 0.9%
Basic Energy Services, Inc.*	759	20,622
Forum Energy Technologies, Inc.*	5,073	85,734

		106,356

Equity Real Estate Investment Trusts (REITs) — 7.0%
Chatham Lodging Trust	4,211	81,525
Colony NorthStar, Inc. (Class A Stock)	8,395	109,723
Cousins Properties, Inc.	8,180	69,448
Gaming & Leisure Properties, Inc.	2,190	76,212
Hersha Hospitality Trust	6,001	110,659
National Storage Affiliates Trust	3,252	79,674
Pebblebrook Hotel Trust	2,641	78,596
QTS Realty Trust, Inc. (Class A Stock)	1,510	80,694
Retail Opportunity Investments Corp.	4,731	97,459

		783,990

Food & Staples Retailing — 1.7%
Performance Food Group Co.*	5,117	127,413
Sprouts Farmers Market, Inc.*	3,068	68,447

		195,860

Food Products — 2.3%
Adecoagro SA (Argentina)*	10,774	119,484
Darling Ingredients, Inc.*	4,871	73,698
Hain Celestial Group, Inc. (The)*	1,683	62,254

		255,436

Health Care Equipment & Supplies — 3.5%
GenMark Diagnostics, Inc.*	6,874	88,125
Integra LifeSciences Holdings Corp.*	1,293	59,439
Nevro Corp.*	1,171	110,331
Novadaq Technologies, Inc. (Canada)*	4,980	34,661
NuVasive, Inc.*	792	57,428
NxStage Medical, Inc.*	1,607	48,033

		398,017

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*(a)	1,982	86,375
Premier, Inc. (Class A Stock)*	1,020	34,476
Surgery Partners, Inc.*	194	3,337
Tivity Health, Inc.*	2,698	90,653

		214,841

Hotels, Restaurants & Leisure — 7.1%
ClubCorp Holdings, Inc.	7,179	96,558
Pinnacle Entertainment, Inc.*	6,504	133,787
Planet Fitness, Inc. (Class A Stock)	4,889	101,691
Texas Roadhouse, Inc.	1,222	57,288
Vail Resorts, Inc.	1,311	259,132
Wingstop, Inc.	3,091	90,968
Zoe’s Kitchen, Inc.*(a)	3,416	61,659

		801,083

Insurance — 2.3%
Validus Holdings Ltd.	2,437	134,717
White Mountains Insurance Group Ltd.	139	119,393

		254,110

Internet & Direct Marketing Retail — 0.7%
Wayfair, Inc. (Class A Stock)*(a)	1,711	78,210

Internet Software & Services — 3.5%
Criteo SA (France), ADR*	1,519	82,618
MINDBODY, Inc. (Class A Stock)*	2,419	68,579
MuleSoft, Inc. (Class A Stock)*	1,438	33,132
New Relic, Inc.*	1,341	53,613
Okta, Inc.*	765	19,928
Q2 Holdings, Inc.*	2,683	102,356
Shutterstock, Inc.*	804	34,757

		394,983

IT Services — 2.5%
Global Payments, Inc.	1,318	107,760
InterXion Holding NV (Netherlands)*	2,452	102,150
Presidio, Inc.*	4,459	65,770

		275,680

Life Sciences Tools & Services — 1.5%
INC Research Holdings, Inc. (Class A Stock)*	1,458	65,610
NanoString Technologies, Inc.*	2,010	35,135
VWR Corp.*	2,367	66,891

		167,636

Machinery — 4.4%
Actuant Corp. (Class A Stock)	2,089	57,030
Mueller Water Products, Inc. (Class A Stock)	7,187	80,854
NN, Inc.	4,777	131,845
Rexnord Corp.*	6,927	169,019
Terex Corp.	1,432	50,091

		488,839

Media — 1.3%
Cinemark Holdings, Inc.	3,276	141,523

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
MFA Financial, Inc.	20,124	167,230

Oil, Gas & Consumable Fuels — 3.1%
Arch Coal, Inc. (Class A Stock)*	610	42,846
PDC Energy, Inc.*	674	37,225

SemGroup Corp. (Class A Stock)	3,012	100,300
Tallgrass Energy GP LP	2,637	71,067
WPX Energy, Inc.*	8,369	99,842

		351,280

Personal Products — 0.3%
elf Beauty, Inc.*(a)	1,050	28,613

Pharmaceuticals — 2.5%
Dermira, Inc.*	2,357	80,280
GW Pharmaceuticals PLC (United Kingdom), ADR*	344	40,843
Intersect ENT, Inc.*	4,382	83,258
Prestige Brands Holdings, Inc.*	1,296	74,403

		278,784

Professional Services — 1.0%
Korn/Ferry International	3,365	109,026

Real Estate Management & Development — 0.3%
Marcus & Millichap, Inc.*	1,126	29,051

Semiconductors & Semiconductor Equipment — 4.5%
Cavium, Inc.*	2,376	163,587
MACOM Technology Solutions Holdings, Inc.*	3,793	185,402
MaxLinear, Inc. (Class A Stock)*	3,331	92,702
Monolithic Power Systems, Inc.	628	57,462

		499,153

Software — 8.0%
Callidus Software, Inc.*	4,104	86,389
CommVault Systems, Inc.*	866	43,690
CyberArk Software Ltd. (Israel)*	1,726	91,323
Fortinet, Inc.*	2,096	81,744
HubSpot, Inc.*	1,692	113,449
Paycom Software, Inc.*(a)	3,145	189,486
Proofpoint, Inc.*	1,342	101,146
Varonis Systems, Inc.*	3,590	112,726
Zendesk, Inc.*	2,627	75,526

		895,479

Specialty Retail — 2.0%
Five Below, Inc.*	2,547	125,109
Floor & Decor Holdings, Inc. (Class A Stock)*	101	3,272
Party City Holdco, Inc.*(a)	5,989	95,824

		224,205

Thrifts & Mortgage Finance — 0.2%
WSFS Financial Corp.	472	22,278

Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	1,104	54,726
Univar, Inc.*	5,972	178,264

		232,990

TOTAL LONG-TERM INVESTMENTS (cost $9,952,996)		10,801,109

SHORT-TERM INVESTMENTS — 9.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	424,527	424,527
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $585,349; includes $584,960 of cash collateral for securities on loan)(b)(c)	585,232	585,349

TOTAL SHORT-TERM INVESTMENTS (cost $1,009,876)		1,009,876

TOTAL INVESTMENTS — 105.4% (cost $10,962,872)(d)		11,810,985
Liabilities in excess of other assets — (5.4)%		(605,693)

NET ASSETS — 100.0%		$11,205,292

See Glossary for abbreviation used in the quarterly schedule of portfolios holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $577,026; cash collateral of $584,960 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$10,962,872

Appreciation	1,083,015
Depreciation	(234,902)

Net Unrealized Appreciation	$848,113

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$63,711	$—	$—
Airlines	121,641	—	—
Auto Components	57,124	—	—
Banks	1,504,040	—	—
Biotechnology	207,746	—	—
Building Products	68,528	—	—
Capital Markets	55,601	—	—
Chemicals	255,601	—	—
Commercial Services & Supplies	319,212	—	—
Construction & Engineering	22,368	—	—
Construction Materials	176,541	—	—
Distributors	36,865	—	—
Diversified Telecommunication Services	149,130	—	—
Electric Utilities	202,983	—	—
Electronic Equipment, Instruments & Components	165,365	—	—
Energy Equipment & Services	106,356	—	—
Equity Real Estate Investment Trusts (REITs)	783,990	—	—
Food & Staples Retailing	195,860	—	—
Food Products	255,436	—	—
Health Care Equipment & Supplies	398,017	—	—
Health Care Providers & Services	214,841	—	—
Hotels, Restaurants & Leisure	801,083	—	—
Insurance	254,110	—	—
Internet & Direct Marketing Retail	78,210	—	—
Internet Software & Services	394,983	—	—
IT Services	275,680	—	—
Life Sciences Tools & Services	167,636	—	—
Machinery	488,839	—	—
Media	141,523	—	—
Mortgage Real Estate Investment Trusts (REITs)	167,230	—	—
Oil, Gas & Consumable Fuels	351,280	—	—
Personal Products	28,613	—	—
Pharmaceuticals	278,784	—	—
Professional Services	109,026	—	—
Real Estate Management & Development	29,051	—	—
Semiconductors & Semiconductor Equipment	499,153	—	—
Software	895,479	—	—
Specialty Retail	224,205	—	—
Thrifts & Mortgage Finance	22,278	—	—
Trading Companies & Distributors	232,990	—	—
Affiliated Mutual Funds	1,009,876	—	—

Total	$11,810,985	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Mid-Cap Core Equity Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.3%
COMMON STOCKS
Aerospace & Defense — 1.7%
Esterline Technologies Corp.*	340	$31,093
Huntington Ingalls Industries, Inc.	310	62,276
Vectrus, Inc.*	300	7,632

		101,001

Airlines — 0.1%
JetBlue Airways Corp.*	200	4,366

Automobiles — 0.7%
Thor Industries, Inc.	430	41,357

Banks — 7.1%
Associated Banc-Corp.	1,700	42,330
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	280	9,310
Cathay General Bancorp	690	26,254
Cullen/Frost Bankers, Inc.	360	33,980
East West Bancorp, Inc.	1,080	58,612
Financial Institutions, Inc.	190	6,365
First Horizon National Corp.	1,200	22,020
Fulton Financial Corp.	1,700	31,365
Hancock Holding Co.	550	25,685
Independent Bank Corp.	200	4,460
International Bancshares Corp.	560	20,944
Popular, Inc. (Puerto Rico)	580	24,308
QCR Holdings, Inc.	100	4,560
Republic Bancorp, Inc. (Class A Stock)	30	1,079
Signature Bank*	150	20,768
Synovus Financial Corp.	1,110	46,398
TCF Financial Corp.	400	6,604
Umpqua Holdings Corp.	2,200	38,874
Wintrust Financial Corp.	50	3,543

		427,459

Biotechnology — 1.5%
Bioverativ, Inc.*	830	48,812
United Therapeutics Corp.*	320	40,224

		89,036

Building Products — 0.9%
A.O. Smith Corp.	220	11,853
Continental Building Products, Inc.*	200	4,870
Lennox International, Inc.	220	36,386

		53,109

Capital Markets — 3.0%
Houlihan Lokey, Inc.	80	2,683
INTL. FCStone, Inc.*	60	2,241
LPL Financial Holdings, Inc.	250	10,510
MSCI, Inc.	630	63,202
Raymond James Financial, Inc.	560	41,731
SEI Investments Co.	970	49,189
Waddell & Reed Financial, Inc. (Class A Stock)	500	8,995

		178,551

Chemicals — 3.4%
Cabot Corp.	720	43,337
Chemours Co. (The)	1,700	68,493
KMG Chemicals, Inc.	50	2,627

Olin Corp.	1,460	46,910
RPM International, Inc.	790	41,522

		202,889

Commercial Services & Supplies — 0.8%
Ennis, Inc.	500	8,800
Herman Miller, Inc.	1,150	38,065

		46,865

Communications Equipment — 0.8%
Black Box Corp.	300	2,970
CommScope Holding Co., Inc.*	190	7,988
Plantronics, Inc.	630	34,398

		45,356

Construction & Engineering — 2.0%
AECOM*	740	25,315
EMCOR Group, Inc.	690	45,361
KBR, Inc.	700	9,835
Valmont Industries, Inc.	250	38,087

		118,598

Construction Materials — 0.8%
Eagle Materials, Inc.	480	46,066

Containers & Packaging — 1.1%
Greif, Inc. (Class A Stock)	100	5,862
Owens-Illinois, Inc.*	1,200	26,184
Packaging Corp. of America	360	35,561

		67,607

Distributors — 0.8%
Pool Corp.	380	45,456

Diversified Consumer Services — 0.6%
Service Corp. International	1,160	37,375

Diversified Financial Services — 0.1%
NewStar Financial, Inc.	700	7,518

Electric Utilities — 1.2%
Hawaiian Electric Industries, Inc.	640	21,453
IDACORP, Inc.	120	10,142
MGE Energy, Inc.	160	10,288
OGE Energy Corp.	780	27,129

		69,012

Electrical Equipment — 1.2%
EnerSys	490	40,724
Regal Beloit Corp.	430	33,905

		74,629

Electronic Equipment, Instruments & Components — 5.4%
Arrow Electronics, Inc.*	150	10,575
Avnet, Inc.	610	23,601
Cognex Corp.	690	58,885
IPG Photonics Corp.*	240	30,317
Jabil Circuit, Inc.	1,800	52,236
Keysight Technologies, Inc.*	510	19,089
SYNNEX Corp.	370	40,119

Tech Data Corp.*	430	41,129
Trimble, Inc.*	160	5,669
Vishay Intertechnology, Inc.	2,400	39,240

		320,860

Energy Equipment & Services — 0.9%
Diamond Offshore Drilling, Inc.*(a)	1,700	24,514
Ensco PLC (Class A Stock)	3,900	30,771

		55,285

Equity Real Estate Investment Trusts (REITs) — 8.7%
Ashford Hospitality Prime, Inc.	1,000	10,590
Camden Property Trust	460	37,872
Chesapeake Lodging Trust	700	16,317
CoreCivic, Inc.	1,500	51,675
EPR Properties	510	37,082
First Industrial Realty Trust, Inc.	180	5,065
GEO Group, Inc. (The)	1,380	45,982
Hospitality Properties Trust	1,530	48,700
InfraREIT, Inc.	300	5,730
Liberty Property Trust	650	26,370
Omega Healthcare Investors, Inc.	1,310	43,230
Outfront Media, Inc.	1,100	28,776
Quality Care Properties, Inc.*	800	13,880
Senior Housing Properties Trust	2,100	45,192
Spirit Realty Capital, Inc.	1,000	9,420
Tier REIT, Inc.	300	5,193
Uniti Group, Inc.	600	16,476
VEREIT, Inc.	3,300	27,621
Washington Prime Group, Inc.	900	7,920
Weingarten Realty Investors	330	10,814
Xenia Hotels & Resorts, Inc.	1,700	29,682

		523,587

Food Products — 2.8%
Flowers Foods, Inc.	1,300	25,493
Ingredion, Inc.	440	54,481
Lamb Weston Holdings, Inc.	1,210	50,517
Lancaster Colony Corp.	290	36,511
Omega Protein Corp.	100	2,015

		169,017

Gas Utilities — 3.0%
Atmos Energy Corp.	700	56,714
National Fuel Gas Co.	210	11,630
ONE Gas, Inc.	210	14,454
Southwest Gas Holdings, Inc.	480	40,205
UGI Corp.	1,140	57,182

		180,185

Health Care Equipment & Supplies — 4.8%
Halyard Health, Inc.*	460	18,170
Hill-Rom Holdings, Inc.	670	50,679
IDEXX Laboratories, Inc.*	240	40,255
Masimo Corp.*	470	48,288
ResMed, Inc.	310	21,077
STERIS PLC	580	42,804
Teleflex, Inc.	300	62,067
West Pharmaceutical Services, Inc.	30	2,761

		286,101

Health Care Providers & Services — 1.9%
LifePoint Health, Inc.*	640	39,776
Molina Healthcare, Inc.*	400	19,916
WellCare Health Plans, Inc.*	360	55,228

		114,920

Hotels, Restaurants & Leisure — 2.4%
Domino’s Pizza, Inc.	210	38,092
Extended Stay America, Inc.	900	15,696
Monarch Casino & Resort, Inc.*	70	2,063
Panera Bread Co. (Class A Stock)*	80	25,015
Papa John’s International, Inc.	290	22,927
Wendy’s Co. (The)	2,900	42,746

		146,539

Household Durables — 1.8%
NVR, Inc.*	26	54,893
Taylor Morrison Home Corp. (Class A Stock)*	200	4,620
Toll Brothers, Inc.	1,390	50,026

		109,539

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	470	47,653

Insurance — 5.3%
Alleghany Corp.*	62	37,863
American Financial Group, Inc.	570	55,467
Brown & Brown, Inc.	940	40,326
CNO Financial Group, Inc.	1,700	35,819
Everest Re Group Ltd.	120	30,205
Genworth Financial, Inc. (Class A Stock)*	5,800	23,432
Hanover Insurance Group, Inc. (The)	450	39,721
Kinsale Capital Group, Inc.	60	2,170
Old Republic International Corp.	2,400	49,632

		314,635

Internet & Direct Marketing Retail — 0.3%
HSN, Inc.	550	20,295

IT Services — 3.2%
CACI International, Inc. (Class A Stock)*	150	17,700
DST Systems, Inc.	360	44,320
Jack Henry & Associates, Inc.	180	17,446
Leidos Holdings, Inc.	970	51,080
MAXIMUS, Inc.	670	40,863
Science Applications International Corp.	290	21,167

		192,576

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	500	44,850

Machinery — 5.7%
AGCO Corp.	120	7,679
Crane Co.	570	45,549
Donaldson Co., Inc.	610	28,231
Global Brass & Copper Holdings, Inc.	230	8,199
Graco, Inc.	480	51,768

IDEX Corp.	200	20,952
Nordson Corp.	250	31,300
Oshkosh Corp.	690	47,879
Supreme Industries, Inc. (Class A Stock)	300	6,012
Timken Co. (The)	880	42,460
Toro Co. (The)	810	52,585

		342,614

Media — 1.2%
Cable One, Inc.	63	42,957
Cinemark Holdings, Inc.	390	16,848
Live Nation Entertainment, Inc.*	280	9,005

		68,810

Metals & Mining — 2.6%
Reliance Steel & Aluminum Co.	640	50,445
Steel Dynamics, Inc.	1,730	62,522
United States Steel Corp.	1,590	35,489
Worthington Industries, Inc.	180	7,830

		156,286

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	319	4,667
New Residential Investment Corp.	200	3,334

		8,001

Multi-Utilities — 1.1%
MDU Resources Group, Inc.	900	24,210
NorthWestern Corp.	680	40,650

		64,860

Multiline Retail — 0.4%
Big Lots, Inc.	120	6,059
Dillard’s, Inc. (Class A Stock)	290	16,057

		22,116

Oil, Gas & Consumable Fuels — 1.7%
Newfield Exploration Co.*	130	4,501
Pacific Ethanol, Inc.*	800	5,440
QEP Resources, Inc.*	2,400	28,344
World Fuel Services Corp.	1,070	39,408
WPX Energy, Inc.*	1,900	22,667

		100,360

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.*	1,600	41,184

Personal Products — 0.5%
Avon Products, Inc.*	6,600	32,010

Pharmaceuticals — 0.7%
Endo International PLC*	3,600	40,932

Professional Services — 1.0%
ICF International, Inc.*	50	2,207
Insperity, Inc.	60	5,481
ManpowerGroup, Inc.	500	50,490

		58,178

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	90	4,141
RMR Group, Inc. (The) (Class A Stock)	410	21,627

		25,768

Road & Rail — 0.9%
Landstar System, Inc.	410	35,035
Old Dominion Freight Line, Inc.	210	18,589

		53,624

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.*	30	2,214
Alpha & Omega Semiconductor Ltd.*	400	6,620
Cirrus Logic, Inc.*	540	34,749
Monolithic Power Systems, Inc.	190	17,385
Silicon Laboratories, Inc.*	100	7,115
Synaptics, Inc.*	410	22,456
Teradyne, Inc.	1,800	63,486
Versum Materials, Inc.	1,360	43,547

		197,572

Software — 5.0%
Cadence Design Systems, Inc.*	1,980	64,489
CDK Global, Inc.	980	63,710
Fair Isaac Corp.	340	46,063
Fortinet, Inc.*	1,150	44,850
Manhattan Associates, Inc.*	750	35,017
PTC, Inc.*	550	29,728
Synopsys, Inc.*	220	16,214

		300,071

Specialty Retail — 2.9%
Aaron’s, Inc.	70	2,516
Burlington Stores, Inc.*	60	5,935
Chico’s FAS, Inc.	1,500	20,730
Dick’s Sporting Goods, Inc.	740	37,407
GameStop Corp. (Class A Stock)	1,500	34,035
Michaels Cos., Inc. (The)*	1,700	39,712
Office Depot, Inc.	6,800	33,796
Tilly’s, Inc. (Class A Stock)	200	1,912

		176,043

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.*	330	13,613

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	110	10,124
Skechers U.S.A., Inc. (Class A Stock)*	1,720	43,430

		53,554

Thrifts & Mortgage Finance — 0.2%
Washington Federal, Inc.	370	12,469

Trading Companies & Distributors — 0.1%
BMC Stock Holdings, Inc.*	200	4,660
MSC Industrial Direct Co., Inc. (Class A Stock)	30	2,686

		7,346

Wireless Telecommunication Services — 0.9%
Telephone & Data Systems, Inc.	1,500	41,190
United States Cellular Corp.*	250	9,795

		50,985

TOTAL LONG-TERM INVESTMENTS (cost $5,595,732)		6,008,688

SHORT-TERM INVESTMENTS — 0.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	11,779	11,779
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,926; includes $5,920 of cash collateral for securities on loan)(b)(w)	5,925	5,926

TOTAL SHORT-TERM INVESTMENTS (cost $17,705)		17,705

TOTAL INVESTMENTS — 100.6% (cost $5,613,437)(x)		6,026,393
Liabilities in excess of other assets — (0.6)%		(37,806)

NET ASSETS — 100.0%		$5,988,587

See Glossary for used abbreviation in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,768; cash collateral of $5,920 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$5,613,437

Appreciation	519,754
Depreciation	(106,798)

Net Unrealized Appreciation	$412,956

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$101,001	$—	$—
Airlines	4,366	—	—
Automobiles	41,357	—	—
Banks	427,459	—	—
Biotechnology	89,036	—	—
Building Products	53,109	—	—
Capital Markets	178,551	—	—
Chemicals	202,889	—	—
Commercial Services & Supplies	46,865	—	—
Communications Equipment	45,356	—	—
Construction & Engineering	118,598	—	—
Construction Materials	46,066	—	—
Containers & Packaging	67,607	—	—
Distributors	45,456	—	—
Diversified Consumer Services	37,375	—	—
Diversified Financial Services	7,518	—	—
Electric Utilities	69,012	—	—
Electrical Equipment	74,629	—	—
Electronic Equipment, Instruments & Components	320,860	—	—
Energy Equipment & Services	55,285	—	—
Equity Real Estate Investment Trusts (REITs)	523,587	—	—
Food Products	169,017	—	—
Gas Utilities	180,185	—	—
Health Care Equipment & Supplies	286,101	—	—
Health Care Providers & Services	114,920	—	—
Hotels, Restaurants & Leisure	146,539	—	—
Household Durables	109,539	—	—
Industrial Conglomerates	47,653	—	—
Insurance	314,635	—	—
Internet & Direct Marketing Retail	20,295	—	—
IT Services	192,576	—	—
Life Sciences Tools & Services	44,850	—	—
Machinery	342,614	—	—
Media	68,810	—	—
Metals & Mining	156,286	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,001	—	—
Multi-Utilities	64,860	—	—
Multiline Retail	22,116	—	—
Oil, Gas & Consumable Fuels	100,360	—	—
Paper & Forest Products	41,184	—	—
Personal Products	32,010	—	—
Pharmaceuticals	40,932	—	—
Professional Services	58,178	—	—
Real Estate Management & Development	25,768	—	—
Road & Rail	53,624	—	—
Semiconductors & Semiconductor Equipment	197,572	—	—
Software	300,071	—	—
Specialty Retail	176,043	—	—
Technology Hardware, Storage & Peripherals	13,613	—	—
Textiles, Apparel & Luxury Goods	53,554	—	—
Thrifts & Mortgage Finance	12,469	—	—
Trading Companies & Distributors	7,346	—	—
Wireless Telecommunication Services	50,985	—	—
Affiliated Mutual Funds	17,705	—	—

Total	$6,026,393	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA US Broad Market Index Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 93.5%
Aerospace & Defense — 2.2%
AAR Corp.	20	$720
Aerojet Rocketdyne Holdings, Inc.*	30	672
Aerovironment, Inc.*	14	400
Arconic, Inc.	220	6,013
Axon Enterprise, Inc.*	20	492
Boeing Co. (The)	301	55,634
Cubic Corp.	10	519
Curtiss-Wright Corp.	20	1,869
Engility Holdings, Inc.*	20	567
Esterline Technologies Corp.*	20	1,829
General Dynamics Corp.	153	29,650
Huntington Ingalls Industries, Inc.	30	6,027
KLX, Inc.*	20	946
L3 Technologies, Inc.	42	7,214
Lockheed Martin Corp.	136	36,645
Mercury Systems, Inc.*	20	748
Moog, Inc. (Class A Stock)*	20	1,373
National Presto Industries, Inc.	8	835
Northrop Grumman Corp.	94	23,120
Orbital ATK, Inc.	30	2,970
Raytheon Co.	159	24,678
Rockwell Collins, Inc.	85	8,848
Teledyne Technologies, Inc.*	19	2,562
Textron, Inc.	140	6,532
TransDigm Group, Inc.	32	7,895
Triumph Group, Inc.	20	524
United Technologies Corp.	395	47,001

		276,283

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	10	580
C.H. Robinson Worldwide, Inc.	78	5,671
Echo Global Logistics, Inc.*	20	375
Expeditors International of Washington, Inc.	90	5,048
FedEx Corp.	133	25,230
Forward Air Corp.	10	532
Hub Group, Inc. (Class A Stock)*	10	391
United Parcel Service, Inc. (Class B Stock)	360	38,686

		76,513

Airlines — 0.5%
Alaska Air Group, Inc.	63	5,361
Allegiant Travel Co.	8	1,163
American Airlines Group, Inc.	256	10,911
Delta Air Lines, Inc.	370	16,813
Hawaiian Holdings, Inc.*	30	1,629
JetBlue Airways Corp.*	150	3,275
SkyWest, Inc.	20	744
Southwest Airlines Co.	320	17,990
United Continental Holdings, Inc.*	150	10,531

		68,417

Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.*	35	616
BorgWarner, Inc.	90	3,805
Cooper Tire & Rubber Co.	23	881
Cooper-Standard Holdings, Inc.*	10	1,131

Dana, Inc.	60	1,165
Delphi Automotive PLC	140	11,256
Dorman Products, Inc.*	20	1,663
Fox Factory Holding Corp.*	20	601
Gentex Corp.	130	2,684
Gentherm, Inc.*	20	743
Goodyear Tire & Rubber Co. (The)	120	4,348
LCI Industries	10	1,012
Motorcar Parts of America, Inc.*	20	606
Standard Motor Products, Inc.	10	508
Superior Industries International, Inc.	20	435

		31,454

Automobiles — 0.4%
Ford Motor Co.	2,010	23,055
General Motors Co.	700	24,248
Harley-Davidson, Inc.	90	5,113
Thor Industries, Inc.	30	2,885
Winnebago Industries, Inc.	20	574

		55,875

Banks — 6.0%
Ameris Bancorp.	10	471
Associated Banc-Corp.	70	1,743
Banc of California, Inc.	30	651
BancorpSouth, Inc.	40	1,218
Bank of America Corp.	5,230	122,068
Bank of Hawaii Corp.	20	1,630
Bank of the Ozarks, Inc.	40	1,899
Banner Corp.	10	552
BB&T Corp.	410	17,704
Boston Private Financial Holdings, Inc.	40	624
Brookline Bancorp, Inc.	33	480
Cathay General Bancorp	30	1,142
Central Pacific Financial Corp.	20	626
Chemical Financial Corp.	30	1,423
Citigroup, Inc.	1,450	85,724
Citizens Financial Group, Inc.	260	9,545
City Holding Co.	10	711
Columbia Banking System, Inc.	30	1,185
Comerica, Inc.	90	6,363
Commerce Bancshares, Inc.	42	2,308
Community Bank System, Inc.	20	1,119
Cullen Frost Bankers, Inc.	30	2,832
Customers Bancorp, Inc.*	20	619
CVB Financial Corp.	40	862
East West Bancorp, Inc.	80	4,342
Fidelity Southern Corp.	20	450
Fifth Third Bancorp	380	9,283
First BanCorp. (Puerto Rico)*	80	470
First Commonwealth Financial Corp.	40	516
First Financial Bancorp	30	830
First Financial Bankshares, Inc.	30	1,198
First Horizon National Corp.	100	1,835
First Midwest Bancorp, Inc.	40	908
First NBC Bank Holding Co.*	40	106
FNB Corp.	140	1,994
Fulton Financial Corp.	80	1,476
Glacier Bancorp, Inc.	30	1,013
Great Western Bancorp, Inc.	26	1,071

Hancock Holding Co.	32	1,494
Hanmi Financial Corp.	20	581
Home BancShares, Inc.	50	1,272
Hope Bancorp, Inc.	60	1,099
Huntington Bancshares, Inc.	550	7,073
Independent Bank Corp.	10	633
International Bancshares Corp.	20	748
JPMorgan Chase & Co.	1,874	163,038
KeyCorp	550	10,032
LegacyTexas Financial Group, Inc.	20	756
M&T Bank Corp.	85	13,210
MB Financial, Inc.	30	1,275
National Bank Holdings Corp. (Class A Stock)	10	316
NBT Bancorp, Inc.	20	764
OFG Bancorp (Puerto Rico)	40	468
Old National Bancorp	60	1,008
Opus Bank	20	451
PacWest Bancorp	60	2,963
People’s United Financial, Inc.	150	2,620
Pinnacle Financial Partners, Inc.	20	1,280
PNC Financial Services Group, Inc. (The)	259	31,015
PrivateBancorp, Inc.	40	2,311
Prosperity Bancshares, Inc.	40	2,688
Regions Financial Corp.	620	8,525
S&T Bancorp, Inc.	20	719
ServisFirst Bancshares, Inc.	20	756
Signature Bank*	30	4,153
Simmons First National Corp. (Class A Stock)	10	547
Southside Bancshares, Inc.	20	694
Sterling Bancorp	60	1,395
SunTrust Banks, Inc.	260	14,771
SVB Financial Group*	26	4,574
Synovus Financial Corp.	50	2,090
TCF Financial Corp.	80	1,321
Texas Capital Bancshares, Inc.*	30	2,283
Tompkins Financial Corp.	10	827
Trustmark Corp.	30	997
U.S. Bancorp	830	42,562
UMB Financial Corp.	20	1,450
Umpqua Holdings Corp.	100	1,767
United Bankshares, Inc.	49	1,955
United Community Banks, Inc.	30	821
Valley National Bancorp	110	1,294
Webster Financial Corp.	50	2,540
Wells Fargo & Co.	2,356	126,847
Westamerica Bancorporation	10	550
Wintrust Financial Corp.	30	2,126
Zions Bancorporation	90	3,603

		765,253

Beverages — 1.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	10	1,444
Brown-Forman Corp. (Class B Stock)	80	3,786
Coca-Cola Bottling Co. Consolidated	2	424
Coca-Cola Co. (The)	2,010	86,731
Constellation Brands, Inc. (Class A Stock)	96	16,564
Dr. Pepper Snapple Group, Inc.	100	9,165
Molson Coors Brewing Co. (Class B Stock)	100	9,589
Monster Beverage Corp.*	200	9,076
PepsiCo, Inc.	748	84,733

		221,512

Biotechnology — 2.5%
AbbVie, Inc.	830	54,730
Acorda Therapeutics, Inc.*	20	323
Alexion Pharmaceuticals, Inc.*	124	15,845
AMAG Pharmaceuticals, Inc.*	20	488
Amgen, Inc.	384	62,715
Biogen, Inc.*	112	30,376
Bioverativ, Inc.*	50	2,940
Celgene Corp.*	410	50,860
Cytokinetics, Inc.*	20	328
Eagle Pharmaceuticals, Inc.*	8	725
Emergent BioSolutions, Inc.*	20	598
Enanta Pharmaceuticals, Inc.*	16	508
Gilead Sciences, Inc.	680	46,614
Incyte Corp.*	90	11,185
Ligand Pharmaceuticals, Inc.*	10	1,112
MiMedx Group, Inc.*	50	634
Momenta Pharmaceuticals, Inc.*	40	574
Myriad Genetics, Inc.*	30	552
Progenics Pharmaceuticals, Inc.*	30	238
Regeneron Pharmaceuticals, Inc.*	47	18,259
Repligen Corp.*	20	736
Spectrum Pharmaceuticals, Inc.*	80	609
United Therapeutics Corp.*	30	3,771
Vertex Pharmaceuticals, Inc.*	130	15,379

		320,099

Building Products — 0.4%
A.O. Smith Corp.	70	3,772
AAON, Inc.	20	733
Allegion PLC	50	3,932
American Woodmark Corp.*	10	919
Apogee Enterprises, Inc.	10	545
Fortune Brands Home & Security, Inc.	80	5,099
Gibraltar Industries, Inc.*	10	392
Griffon Corp.	20	480
Insteel Industries, Inc.	10	348
Johnson Controls International PLC	480	19,954
Lennox International, Inc.	20	3,308
Masco Corp.	150	5,553
Patrick Industries, Inc.*	10	710
PGT Innovations, Inc.*	40	436
Quanex Building Products Corp.	30	612
Simpson Manufacturing Co., Inc.	20	834
Trex Co., Inc.*	10	732
Universal Forest Products, Inc.	10	953

		49,312

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	29	4,802
Ameriprise Financial, Inc.	78	9,972
Bank of New York Mellon Corp. (The)	530	24,942
BlackRock, Inc.	68	26,151
CBOE Holdings, Inc.	45	3,708
Charles Schwab Corp. (The)	620	24,087
CME Group, Inc.	178	20,682
Donnelley Financial Solutions, Inc.*	20	444

E*TRADE Financial Corp.*	140	4,837
Eaton Vance Corp.	50	2,147
Evercore Partners, Inc. (Class A Stock)	20	1,475
FactSet Research Systems, Inc.	20	3,265
Federated Investors, Inc. (Class B Stock)	40	1,073
Financial Engines, Inc.	20	850
Franklin Resources, Inc.	180	7,760
Goldman Sachs Group, Inc. (The)	198	44,312
Greenhill & Co., Inc.	20	506
Interactive Brokers Group, Inc. (Class A Stock)	30	1,045
Intercontinental Exchange, Inc.	310	18,662
INTL FCStone, Inc.*	20	747
Invesco Ltd.	210	6,917
Investment Technology Group, Inc.	30	597
Janus Capital Group, Inc.	60	820
Legg Mason, Inc.	40	1,495
MarketAxess Holdings, Inc.	20	3,850
Moody’s Corp.	90	10,649
Morgan Stanley	740	32,094
MSCI, Inc.	50	5,016
Nasdaq, Inc.	60	4,132
Northern Trust Corp.	110	9,900
Piper Jaffray Cos.	10	626
Raymond James Financial, Inc.	70	5,216
S&P Global, Inc.	140	18,787
SEI Investments Co.	70	3,550
State Street Corp.	190	15,941
Stifel Financial Corp.*	30	1,466
T. Rowe Price Group, Inc.	130	9,216
Virtus Investment Partners, Inc.	8	851
Waddell & Reed Financial, Inc. (Class A Stock)	40	720
WisdomTree Investments, Inc.	50	418

		333,728

Chemicals — 2.2%
A Schulman, Inc.	20	633
AdvanSix, Inc.*	24	654
Air Products & Chemicals, Inc.	120	16,860
Albemarle Corp.	60	6,535
American Vanguard Corp.	30	503
Ashland Global Holdings, Inc.	30	3,705
Balchem Corp.	20	1,623
Cabot Corp.	30	1,806
Calgon Carbon Corp.	30	437
CF Industries Holdings, Inc.	120	3,209
Chemours Co. (The)	80	3,223
Dow Chemical Co. (The)	580	36,424
E.I. du Pont de Nemours & Co.	450	35,887
Eastman Chemical Co.	80	6,380
Ecolab, Inc.	140	18,073
Flotek Industries, Inc.*	40	480
FMC Corp.	70	5,126
FutureFuel Corp.	30	464
H.B. Fuller Co.	20	1,057
Hawkins, Inc.	10	511
Ingevity Corp.*	20	1,265
Innophos Holdings, Inc.	10	479
Innospec, Inc.	10	660
International Flavors & Fragrances, Inc.	44	6,098
Koppers Holdings, Inc.*	20	849

Kraton Corp.*	20	654
LSB Industries, Inc.*	50	551
LyondellBasell Industries NV (Class A Stock)	170	14,409
Minerals Technologies, Inc.	20	1,574
Monsanto Co.	230	26,820
Mosaic Co. (The)	180	4,847
NewMarket Corp.	10	4,707
Olin Corp.	70	2,249
PolyOne Corp.	40	1,568
PPG Industries, Inc.	138	15,158
Praxair, Inc.	150	18,747
Quaker Chemical Corp.	10	1,446
Rayonier Advanced Materials, Inc.	30	398
RPM International, Inc.	70	3,679
Scotts Miracle-Gro Co. (The)	20	1,932
Sensient Technologies Corp.	20	1,636
Sherwin-Williams Co. (The)	50	16,734
Stepan Co.	10	848
Tredegar Corp.	20	343
Valspar Corp. (The)	40	4,498

		275,739

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	20	864
Brady Corp. (Class A Stock)	20	779
Brink’s Co. (The)	20	1,228
Cintas Corp.	50	6,124
Clean Harbors, Inc.*	25	1,453
Copart, Inc.*	100	3,090
Deluxe Corp.	20	1,438
Essendant, Inc.	30	501
Healthcare Services Group, Inc.	30	1,377
Herman Miller, Inc.	30	993
HNI Corp.	20	935
Interface, Inc.	30	597
LSC Communications, Inc.	24	621
Matthews International Corp. (Class A Stock)	20	1,371
Mobile Mini, Inc.	20	574
MSA Safety, Inc.	17	1,323
Multi-Color Corp.	10	768
Pitney Bowes, Inc.	80	1,063
Republic Services, Inc.	120	7,559
Rollins, Inc.	40	1,553
RR Donnelley & Sons Co.	30	377
Stericycle, Inc.*	46	3,926
Team, Inc.*	20	538
Tetra Tech, Inc.	20	879
UniFirst Corp.	10	1,392
US Ecology, Inc.	10	472
Viad Corp.	10	452
Waste Management, Inc.	208	15,138

		57,385

Communications Equipment — 1.0%
ADTRAN, Inc.	20	400
Applied Optoelectronics, Inc.*	10	494
ARRIS International PLC*	90	2,339
Bel Fuse, Inc. (Class B Stock)	20	484
Black Box Corp.	30	297
Brocade Communications Systems, Inc.	180	2,263

CalAmp Corp.*	30	538
Ciena Corp.*	60	1,375
Cisco Systems, Inc.	2,610	88,923
Comtech Telecommunications Corp.	32	448
Digi International, Inc.*	30	372
F5 Networks, Inc.*	40	5,165
Harmonic, Inc.*	50	290
Harris Corp.	70	7,832
InterDigital, Inc.	15	1,348
Juniper Networks, Inc.	200	6,014
Lumentum Holdings, Inc.*	30	1,282
Motorola Solutions, Inc.	85	7,307
NETGEAR, Inc.*	10	472
NetScout Systems, Inc.*	40	1,506
Oclaro, Inc.*	60	481
Plantronics, Inc.	20	1,092
ViaSat, Inc.*	30	1,921
Viavi Solutions, Inc.*	100	1,000

		133,643

Construction & Engineering — 0.2%
AECOM*	64	2,190
Aegion Corp.*	20	456
Comfort Systems USA, Inc.	20	734
Dycom Industries, Inc.*	20	2,113
EMCOR Group, Inc.	30	1,972
Fluor Corp.	70	3,592
Granite Construction, Inc.	20	1,054
Jacobs Engineering Group, Inc.	60	3,295
KBR, Inc.	60	843
MYR Group, Inc.*	20	845
Orion Group Holdings, Inc.*	50	378
Quanta Services, Inc.*	70	2,481
Valmont Industries, Inc.	10	1,524

		21,477

Construction Materials — 0.2%
Eagle Materials, Inc.	30	2,879
Headwaters, Inc.*	30	713
Martin Marietta Materials, Inc.	40	8,807
U.S. Concrete, Inc.*	10	620
Vulcan Materials Co.	70	8,462

		21,481

Consumer Finance — 0.7%
American Express Co.	400	31,700
Capital One Financial Corp.	250	20,095
Discover Financial Services	200	12,518
Encore Capital Group, Inc.*	20	667
Enova International, Inc.*	40	568
EZCORP, Inc. (Class A Stock)*	40	362
FirstCash, Inc.	20	1,039
Green Dot Corp. (Class A Stock)*	20	686
Navient Corp.	140	2,128
PRA Group, Inc.*	20	644
SLM Corp.*	190	2,382
Synchrony Financial	390	10,842
World Acceptance Corp.*	10	529

		84,160

Containers & Packaging — 0.4%
AptarGroup, Inc.	30	2,409
Avery Dennison Corp.	50	4,161
Ball Corp.	90	6,920
Bemis Co., Inc.	40	1,797
Greif, Inc. (Class A Stock)	10	586
International Paper Co.	210	11,334
Myers Industries, Inc.	30	489
Owens-Illinois, Inc.*	70	1,527
Packaging Corp. of America	50	4,939
Sealed Air Corp.	90	3,962
Silgan Holdings, Inc.	20	1,212
Sonoco Products Co.	50	2,616
WestRock Co.	130	6,963

		48,915

Distributors — 0.1%
Core-Mark Holding Co., Inc.	20	700
Genuine Parts Co.	80	7,362
LKQ Corp.*	160	4,999
Pool Corp.	20	2,392

		15,453

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	20	442
Capella Education Co.	10	953
Career Education Corp.*	50	508
DeVry Education Group, Inc.	20	757
Graham Holdings Co. (Class B Stock)	3	1,805
H&R Block, Inc.	100	2,479
Regis Corp.*	30	327
Service Corp. International	90	2,900
Sotheby’s*	20	947
Strayer Education, Inc.	10	867

		11,985

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	998	164,880
Leucadia National Corp.	150	3,808

		168,688

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	3,200	126,816
ATN International, Inc.	10	692
CenturyLink, Inc.	280	7,188
Cincinnati Bell, Inc.*	30	566
Cogent Communications Holdings, Inc.	20	900
Consolidated Communications Holdings, Inc.	20	473
Frontier Communications Corp.	530	996
General Communication, Inc. (Class A Stock)*	30	1,123
Iridium Communications, Inc.*	50	530
Level 3 Communications, Inc.*	150	9,114
Lumos Networks Corp.*	30	537
Verizon Communications, Inc.	2,120	97,329

		246,264

Electric Utilities — 1.8%
ALLETE, Inc.	30	2,097
Alliant Energy Corp.	120	4,718
American Electric Power Co., Inc.	260	17,636
Duke Energy Corp.	365	30,113

Edison International	170	13,595
El Paso Electric Co.	20	1,032
Entergy Corp.	90	6,863
Eversource Energy	160	9,504
Exelon Corp.	470	16,276
FirstEnergy Corp.	220	6,587
Great Plains Energy, Inc.	110	3,255
Hawaiian Electric Industries, Inc.	50	1,676
IDACORP, Inc.	30	2,536
NextEra Energy, Inc.	247	32,989
OGE Energy Corp.	90	3,130
PG&E Corp.	260	17,433
Pinnacle West Capital Corp.	60	5,105
PNM Resources, Inc.	30	1,118
PPL Corp.	350	13,339
Southern Co. (The)	520	25,896
Westar Energy, Inc.	70	3,642
Xcel Energy, Inc.	260	11,713

		230,253

Electrical Equipment — 0.5%
Acuity Brands, Inc.	25	4,403
AMETEK, Inc.	120	6,864
AZZ, Inc.	10	591
Eaton Corp. PLC	240	18,154
Emerson Electric Co.	340	20,495
Encore Wire Corp.	10	442
EnerSys	20	1,662
General Cable Corp.	30	540
Hubbell, Inc.	26	2,941
Powell Industries, Inc.	10	345
Regal Beloit Corp.	20	1,577
Rockwell Automation, Inc.	70	11,014
Vicor Corp.*	30	540

		69,568

Electronic Equipment, Instruments & Components — 0.8%
Agilysys, Inc.*	40	396
Amphenol Corp. (Class A Stock)	160	11,570
Anixter International, Inc.*	20	1,631
Arrow Electronics, Inc.*	50	3,525
Avnet, Inc.	60	2,321
Badger Meter, Inc.	20	795
Belden, Inc.	20	1,394
Benchmark Electronics, Inc.*	20	634
Cognex Corp.	50	4,267
Coherent, Inc.*	18	3,881
Corning, Inc.	470	13,559
CTS Corp.	20	442
Daktronics, Inc.	50	473
Electro Scientific Industries, Inc.*	60	419
ePlus, Inc.*	16	1,140
Fabrinet (Thailand)*	20	693
FARO Technologies, Inc.*	20	733
FLIR Systems, Inc.	60	2,204
II-VI, Inc.*	20	663
Insight Enterprises, Inc.*	20	842
IPG Photonics Corp.*	20	2,526
Itron, Inc.*	20	1,297
Jabil Circuit, Inc.	90	2,612

Keysight Technologies, Inc.*	85	3,182
Knowles Corp.*	40	709
Littelfuse, Inc.	10	1,542
Methode Electronics, Inc.	20	891
MTS Systems Corp.	10	465
National Instruments Corp.	50	1,746
OSI Systems, Inc.*	10	774
Park Electrochemical Corp.	23	398
Plexus Corp.*	17	884
Rogers Corp.*	10	1,029
Sanmina Corp.*	30	1,118
ScanSource, Inc.*	20	790
SYNNEX Corp.	16	1,735
TE Connectivity Ltd.	190	14,700
Tech Data Corp.*	16	1,530
Trimble, Inc.*	130	4,606
TTM Technologies, Inc.*	40	669
VeriFone Systems, Inc.*	50	927
Vishay Intertechnology, Inc.	60	981
Zebra Technologies Corp. (Class A Stock)*	30	2,828

		99,521

Energy Equipment & Services — 1.0%
Archrock, Inc.	40	472
Atwood Oceanics, Inc.*	40	313
Baker Hughes, Inc.	220	13,061
Bristow Group, Inc.	30	401
CARBO Ceramics, Inc.*	30	206
Diamond Offshore Drilling, Inc.*	30	433
Dril-Quip, Inc.*	20	1,031
Ensco PLC (Class A Stock)	140	1,105
Era Group, Inc.*	30	381
Exterran Corp.*	18	493
Geospace Technologies Corp.*	20	331
Gulf Island Fabrication, Inc.	40	398
Halliburton Co.	440	20,187
Helix Energy Solutions Group, Inc.*	60	367
Helmerich & Payne, Inc.	60	3,638
Hornbeck Offshore Services, Inc.*	60	205
Matrix Service Co.*	20	235
Nabors Industries Ltd.	130	1,344
National Oilwell Varco, Inc.	190	6,644
Newpark Resources, Inc.*	60	459
Noble Corp. PLC	110	528
Oceaneering International, Inc.	40	1,056
Oil States International, Inc.*	20	595
Patterson-UTI Energy, Inc.	70	1,515
Pioneer Energy Services Corp.*	75	229
Rowan Cos. PLC (Class A Stock)*	60	844
Schlumberger Ltd.	728	52,845
SEACOR Holdings, Inc.*	10	657
Superior Energy Services, Inc.*	70	846
TechnipFMC PLC (United Kingdom)*	240	7,231
Tesco Corp.*	40	262
TETRA Technologies, Inc.*	90	300
Tidewater, Inc.*	100	88
Transocean Ltd.*	180	1,985
U.S. Silica Holdings, Inc.	30	1,245
Unit Corp.*	30	645

		122,575

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	30	872
Agree Realty Corp.	10	485
Alexandria Real Estate Equities, Inc.	48	5,400
American Assets Trust, Inc.	20	857
American Campus Communities, Inc.	60	2,843
American Tower Corp.	229	28,840
Apartment Investment & Management Co. (Class A Stock)	70	3,062
AvalonBay Communities, Inc.	73	13,858
Boston Properties, Inc.	80	10,128
Camden Property Trust	50	4,116
Care Capital Properties, Inc.	30	806
CareTrust REIT, Inc.	30	511
CBL & Associates Properties, Inc.	85	786
Cedar Realty Trust, Inc.	70	377
Chesapeake Lodging Trust	30	699
CoreCivic, Inc.	50	1,722
CoreSite Realty Corp.	15	1,468
Corporate Office Properties Trust	40	1,310
Cousins Properties, Inc.	180	1,528
Crown Castle International Corp.	193	18,258
CyrusOne, Inc.	40	2,186
DCT Industrial Trust, Inc.	50	2,528
DiamondRock Hospitality Co.	90	991
Digital Realty Trust, Inc.	85	9,761
Douglas Emmett, Inc.	60	2,260
Duke Realty Corp.	180	4,991
EastGroup Properties, Inc.	20	1,565
Education Realty Trust, Inc.	30	1,163
EPR Properties	30	2,181
Equinix, Inc.	45	18,796
Equity Residential	190	12,270
Essex Property Trust, Inc.	40	9,779
Extra Space Storage, Inc.	70	5,287
Federal Realty Investment Trust	43	5,628
First Industrial Realty Trust, Inc.	50	1,407
Four Corners Property Trust, Inc.	30	700
Franklin Street Properties Corp.	50	607
GEO Group, Inc. (The)	45	1,499
Getty Realty Corp.	20	512
GGP, Inc.	300	6,483
Government Properties Income Trust	30	640
HCP, Inc.	240	7,524
Healthcare Realty Trust, Inc.	50	1,640
Hersha Hospitality Trust	20	369
Highwoods Properties, Inc.	50	2,544
Hospitality Properties Trust	70	2,228
Host Hotels & Resorts, Inc.	380	6,821
Iron Mountain, Inc.	110	3,824
Kilroy Realty Corp.	50	3,526
Kimco Realty Corp.	220	4,464
Kite Realty Group Trust	40	814
Lamar Advertising Co. (Class A Stock)	40	2,883
LaSalle Hotel Properties	50	1,428
Lexington Realty Trust	100	1,017
Liberty Property Trust	64	2,596
Life Storage, Inc.	20	1,568
LTC Properties, Inc.	20	957
Macerich Co. (The)	66	4,120
Mack-Cali Realty Corp.	40	1,082
Medical Properties Trust, Inc.	160	2,091

Mid-America Apartment Communities, Inc.	64	6,349
National Retail Properties, Inc.	64	2,702
Omega Healthcare Investors, Inc.	90	2,970
Parkway, Inc.	30	605
Pennsylvania Real Estate Investment Trust	30	416
Potlatch Corp.	20	901
Prologis, Inc.	270	14,691
PS Business Parks, Inc.	10	1,215
Public Storage	80	16,750
Quality Care Properties, Inc.*	40	694
Rayonier, Inc.	50	1,411
Realty Income Corp.	140	8,169
Regency Centers Corp.	78	4,928
Retail Opportunity Investments Corp.	50	1,030
Sabra Health Care REIT, Inc.	30	816
Saul Centers, Inc.	10	601
Senior Housing Properties Trust	110	2,367
Simon Property Group, Inc.	168	27,764
SL Green Realty Corp.	56	5,876
Summit Hotel Properties, Inc.	40	661
Tanger Factory Outlet Centers, Inc.	40	1,248
Taubman Centers, Inc.	30	1,876
UDR, Inc.	120	4,481
Uniti Group, Inc.	80	2,197
Universal Health Realty Income Trust	10	698
Urban Edge Properties	40	1,020
Urstadt Biddle Properties, Inc. (Class A Stock)	20	393
Ventas, Inc.	180	11,522
Vornado Realty Trust	90	8,662
Washington Prime Group, Inc.	80	704
Weingarten Realty Investors	50	1,639
Welltower, Inc.	190	13,574
Weyerhaeuser Co.	380	12,871

		402,457

Food & Staples Retailing — 1.7%
Andersons, Inc. (The)	20	747
Casey’s General Stores, Inc.	20	2,241
Costco Wholesale Corp.	232	41,185
CVS Health Corp.	533	43,941
Kroger Co. (The)	470	13,935
SpartanNash Co.	20	736
Sprouts Farmers Market, Inc.*	60	1,339
SUPERVALU, Inc.*	120	492
Sysco Corp.	260	13,746
United Natural Foods, Inc.*	20	831
Wal-Mart Stores, Inc.	790	59,392
Walgreens Boots Alliance, Inc.	450	38,943
Whole Foods Market, Inc.	160	5,819

		223,347

Food Products — 1.5%
Archer-Daniels-Midland Co.	290	13,267
B&G Foods, Inc.	26	1,092
Cal-Maine Foods, Inc.	20	755
Calavo Growers, Inc.	10	656
Campbell Soup Co.	100	5,754
Conagra Brands, Inc.	210	8,144
Darling Ingredients, Inc.*	70	1,059
Dean Foods Co.	40	790

Flowers Foods, Inc.	80	1,569
General Mills, Inc.	300	17,253
Hain Celestial Group, Inc. (The)*	50	1,849
Hershey Co. (The)	75	8,115
Hormel Foods Corp.	140	4,911
Ingredion, Inc.	38	4,705
J&J Snack Foods Corp.	10	1,346
J.M. Smucker Co. (The)	62	7,857
John B. Sanfilippo & Son, Inc.	10	735
Kellogg Co.	130	9,230
Kraft Heinz Co. (The)	310	28,021
Lamb Weston Holdings, Inc.	60	2,505
Lancaster Colony Corp.	10	1,259
McCormick & Co., Inc.	60	5,994
Mead Johnson Nutrition Co.	98	8,694
Mondelez International, Inc. (Class A Stock)	800	36,024
Post Holdings, Inc.*	30	2,526
Sanderson Farms, Inc.	10	1,158
Seneca Foods Corp. (Class A Stock)*	16	595
Snyder’s-Lance, Inc.	30	1,058
Tootsie Roll Industries, Inc.	20	747
TreeHouse Foods, Inc.*	30	2,628
Tyson Foods, Inc. (Class A Stock)	150	9,639

		189,935

Gas Utilities — 0.2%
Atmos Energy Corp.	60	4,861
National Fuel Gas Co.	40	2,215
New Jersey Resources Corp.	40	1,614
Northwest Natural Gas Co.	10	596
ONE Gas, Inc.	30	2,065
South Jersey Industries, Inc.	30	1,125
Southwest Gas Holdings, Inc.	30	2,513
Spire, Inc.	20	1,371
UGI Corp.	80	4,013
WGL Holdings, Inc.	30	2,474

		22,847

Health Care Equipment & Supplies — 2.6%
Abaxis, Inc.	10	450
Abbott Laboratories	903	39,407
ABIOMED, Inc.*	20	2,606
Align Technology, Inc.*	45	6,058
Analogic Corp.	10	718
AngioDynamics, Inc.*	30	466
Anika Therapeutics, Inc.*	10	461
Baxter International, Inc.	250	13,920
Becton Dickinson and Co.	110	20,567
Boston Scientific Corp.*	700	18,466
C.R. Bard, Inc.	45	13,837
Cantel Medical Corp.	20	1,488
CONMED Corp.	10	492
Cooper Cos., Inc. (The)	24	4,808
CryoLife, Inc.*	30	544
Danaher Corp.	320	26,666
DENTSPLY SIRONA, Inc.	120	7,589
Edwards Lifesciences Corp.*	110	12,064
Globus Medical, Inc. (Class A Stock)*	30	910
Haemonetics Corp.*	20	838
Halyard Health, Inc.*	20	790

Hill-Rom Holdings, Inc.	30	2,269
Hologic, Inc.*	130	5,869
ICU Medical, Inc.*	10	1,538
IDEXX Laboratories, Inc.*	50	8,386
Inogen, Inc.*	10	829
Integer Holdings Corp.*	20	735
Integra LifeSciences Holdings Corp.*	20	919
Intuitive Surgical, Inc.*	20	16,717
Invacare Corp.	40	588
LivaNova PLC*	20	1,054
Masimo Corp.*	20	2,055
Medtronic PLC	720	59,825
Meridian Bioscience, Inc.	30	444
Merit Medical Systems, Inc.*	20	674
Natus Medical, Inc.*	10	350
Neogen Corp.*	20	1,247
NuVasive, Inc.*	25	1,813
OraSure Technologies, Inc.*	25	328
Orthofix International NV*	10	396
ResMed, Inc.	76	5,167
STERIS PLC	40	2,952
Stryker Corp.	166	22,637
Surmodics, Inc.*	20	457
Teleflex, Inc.	30	6,207
Varex Imaging Corp.*	16	537
Varian Medical Systems, Inc.*	50	4,537
West Pharmaceutical Services, Inc.	40	3,681
Zimmer Biomet Holdings, Inc.	110	13,161

		338,517

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*	35	1,525
Aceto Corp.	30	475
Aetna, Inc.	180	24,313
Almost Family, Inc.*	10	496
Amedisys, Inc.*	12	650
AmerisourceBergen Corp.	83	6,810
AMN Healthcare Services, Inc.*	20	817
Anthem, Inc.	140	24,905
BioTelemetry, Inc.*	26	855
Cardinal Health, Inc.	170	12,340
Centene Corp.*	86	6,398
Chemed Corp.	10	2,014
Cigna Corp.	140	21,892
Community Health Systems, Inc.*	60	517
CorVel Corp.*	14	623
Cross Country Healthcare, Inc.*	30	419
DaVita, Inc.*	80	5,521
Diplomat Pharmacy, Inc.*	30	468
Ensign Group, Inc. (The)	20	359
Envision Healthcare Corp.*	62	3,474
Express Scripts Holding Co.*	320	19,629
HCA Holdings, Inc.*	155	13,053
HealthEquity, Inc.*	20	910
HealthSouth Corp.	40	1,876
Henry Schein, Inc.*	40	6,952
Humana, Inc.	80	17,758
Kindred Healthcare, Inc.	60	576
Laboratory Corp. of America Holdings*	57	7,989
Landauer, Inc.	6	316

LHC Group, Inc.*	10	541
LifePoint Health, Inc.*	20	1,243
Magellan Health, Inc.*	10	688
McKesson Corp.	113	15,627
MEDNAX, Inc.*	50	3,018
Molina Healthcare, Inc.*	20	996
Owens & Minor, Inc.	30	1,039
Patterson Cos., Inc.	34	1,513
PharMerica Corp.*	20	472
Providence Service Corp. (The)*	16	704
Quest Diagnostics, Inc.	70	7,386
Quorum Health Corp.*	50	214
Select Medical Holdings Corp.*	50	687
Tenet Healthcare Corp.*	30	470
Tivity Health, Inc.*	20	672
UnitedHealth Group, Inc.	503	87,965
Universal Health Services, Inc. (Class B Stock)	50	6,038
US Physical Therapy, Inc.	10	656
VCA, Inc.*	40	3,663
WellCare Health Plans, Inc.*	30	4,602

		322,124

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	80	957
Cerner Corp.*	150	9,712
Computer Programs & Systems, Inc.	20	549
HealthStream, Inc.*	20	556
HMS Holdings Corp.*	40	819
Medidata Solutions, Inc.*	30	1,963
Omnicell, Inc.*	20	828
Quality Systems, Inc.*	30	428

		15,812

Hotels, Restaurants & Leisure — 1.7%
Belmond Ltd. (United Kingdom) (Class A Stock)*	40	496
Biglari Holdings, Inc.*	3	1,280
BJ’s Restaurants, Inc.*	20	902
Bob Evans Farms, Inc.	10	667
Boyd Gaming Corp.*	32	726
Brinker International, Inc.	20	884
Buffalo Wild Wings, Inc.*	10	1,576
Carnival Corp.	220	13,589
Cheesecake Factory, Inc. (The)	20	1,283
Chipotle Mexican Grill, Inc.*	15	7,117
Churchill Downs, Inc.	10	1,668
Chuy’s Holdings, Inc.*	20	596
Cracker Barrel Old Country Store, Inc.	14	2,243
Darden Restaurants, Inc.	70	5,963
Dave & Buster’s Entertainment, Inc.*	20	1,280
DineEquity, Inc.	10	565
Domino’s Pizza, Inc.	32	5,804
Dunkin’ Brands Group, Inc.	50	2,793
El Pollo Loco Holdings, Inc.*	31	389
Fiesta Restaurant Group, Inc.*	20	487
ILG, Inc.	30	723
International Speedway Corp. (Class A Stock)	20	742
Jack in the Box, Inc.	14	1,428
Marcus Corp. (The)	20	676
Marriott International, Inc. (Class A Stock)	170	16,051
Marriott Vacations Worldwide Corp.	10	1,102

McDonald’s Corp.	428	59,890
Monarch Casino & Resort, Inc.*	20	589
Panera Bread Co. (Class A Stock)*	10	3,127
Papa John’s International, Inc.	10	791
Penn National Gaming, Inc.*	40	739
Red Robin Gourmet Burgers, Inc.*	10	588
Royal Caribbean Cruises Ltd.	90	9,594
Ruby Tuesday, Inc.*	140	357
Ruth’s Hospitality Group, Inc.	30	597
Scientific Games Corp. (Class A Stock)*	30	713
Shake Shack, Inc. (Class A Stock)*	10	339
Sonic Corp.	20	538
Starbucks Corp.	760	45,646
Texas Roadhouse, Inc.	30	1,406
Wendy’s Co. (The)	90	1,327
Wingstop, Inc.	10	294
Wyndham Worldwide Corp.	60	5,719
Wynn Resorts Ltd.	47	5,781
Yum! Brands, Inc.	180	11,835

		220,900

Household Durables — 0.6%
CalAtlantic Group, Inc.	30	1,087
Cavco Industries, Inc.*	10	1,187
D.R. Horton, Inc.	170	5,591
Ethan Allen Interiors, Inc.	20	596
Garmin Ltd.	60	3,050
Helen of Troy Ltd.*	18	1,692
Installed Building Products, Inc.*	20	1,067
iRobot Corp.*	10	797
KB Home	40	824
La-Z-Boy, Inc.	20	558
Leggett & Platt, Inc.	70	3,678
Lennar Corp. (Class A Stock)	100	5,050
LGI Homes, Inc.*	20	637
M/I Homes, Inc.*	20	543
MDC Holdings, Inc.	21	651
Meritage Homes Corp.*	20	779
Mohawk Industries, Inc.*	40	9,392
Newell Brands, Inc.	240	11,458
NVR, Inc.*	2	4,222
PulteGroup, Inc.	140	3,174
Tempur Sealy International, Inc.*	20	939
Toll Brothers, Inc.	70	2,519
TopBuild Corp.*	20	1,024
TRI Pointe Group, Inc.*	75	934
Tupperware Brands Corp.	30	2,154
Universal Electronics, Inc.*	10	693
Whirlpool Corp.	45	8,356
William Lyon Homes (Class A Stock)*	10	220

		72,872

Household Products — 1.5%
Central Garden & Pet Co.*	20	756
Central Garden & Pet Co. (Class A Stock)*	20	705
Church & Dwight Co., Inc.	130	6,439
Clorox Co. (The)	70	9,358
Colgate-Palmolive Co.	460	33,138
Energizer Holdings, Inc.	26	1,540
Kimberly-Clark Corp.	190	24,652

Procter & Gamble Co. (The)	1,336	116,673
WD-40 Co.	10	1,049

		194,310

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	300	3,393
NRG Energy, Inc.	140	2,366

		5,759

Industrial Conglomerates — 2.1%
3M Co.	313	61,295
Carlisle Cos., Inc.	40	4,056
General Electric Co.	4,550	131,904
Honeywell International, Inc.	400	52,456
Raven Industries, Inc.	20	620
Roper Technologies, Inc.	59	12,903

		263,234

Insurance — 2.7%
Aflac, Inc.	210	15,725
Alleghany Corp.*	9	5,496
Allstate Corp. (The)	190	15,445
American Equity Investment Life Holding Co.	40	949
American Financial Group, Inc.	38	3,698
American International Group, Inc.	490	29,846
AMERISAFE, Inc.	10	576
Aon PLC	140	16,778
Arthur J Gallagher & Co.	90	5,023
Aspen Insurance Holdings Ltd. (Bermuda)	30	1,570
Assurant, Inc.	30	2,887
Brown & Brown, Inc.	50	2,145
Chubb Ltd.	245	33,626
Cincinnati Financial Corp.	80	5,767
CNO Financial Group, Inc.	80	1,686
eHealth, Inc.*	30	425
Employers Holdings, Inc.	20	800
Everest Re Group Ltd.	20	5,034
First American Financial Corp.	50	2,170
Genworth Financial, Inc. (Class A Stock)*	230	929
Hanover Insurance Group, Inc. (The)	20	1,765
Hartford Financial Services Group, Inc. (The)	190	9,188
HCI Group, Inc.	14	668
Horace Mann Educators Corp.	20	773
Infinity Property & Casualty Corp.	10	993
Kemper Corp.	20	787
Lincoln National Corp.	120	7,912
Loews Corp.	140	6,527
Maiden Holdings Ltd.	30	371
Marsh & McLennan Cos., Inc.	270	20,015
Mercury General Corp.	20	1,230
MetLife, Inc.	570	29,532
Navigators Group, Inc. (The)	20	1,081
Old Republic International Corp.	110	2,275
Primerica, Inc.	20	1,676
Principal Financial Group, Inc.	140	9,118
ProAssurance Corp.	30	1,857
Progressive Corp. (The)	290	11,519
Prudential Financial, Inc.	230	24,617
Reinsurance Group of America, Inc.	38	4,752
RenaissanceRe Holdings Ltd. (Bermuda)	20	2,843

RLI Corp.	20	1,144
Safety Insurance Group, Inc.	10	724
Selective Insurance Group, Inc.	20	1,056
Stewart Information Services Corp.	10	474
Torchmark Corp.	60	4,603
Travelers Cos., Inc. (The)	150	18,249
United Fire Group, Inc.	10	440
United Insurance Holdings Corp.	30	458
Universal Insurance Holdings, Inc.	20	521
Unum Group	107	4,957
W.R. Berkley Corp.	50	3,399
Willis Towers Watson PLC	70	9,283
XL Group Ltd. (Bermuda)	140	5,859

		341,241

Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc.*	207	191,473
Expedia, Inc.	62	8,291
FTD Cos., Inc.*	20	400
HSN, Inc.	20	738
Netflix, Inc.*	230	35,006
Nutrisystem, Inc.	20	1,069
PetMed Express, Inc.	20	462
Priceline Group, Inc. (The)*	26	48,017
Shutterfly, Inc.*	15	779
TripAdvisor, Inc.*	50	2,250

		288,485

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*	90	5,485
Alphabet, Inc. (Class A Stock)*	162	149,772
Alphabet, Inc. (Class C Stock)*	155	140,424
Blucora, Inc.*	30	554
DHI Group, Inc.*	70	270
eBay, Inc.*	520	17,373
Facebook, Inc. (Class A Stock)*	1,234	185,408
j2 Global, Inc.	27	2,436
Liquidity Services, Inc.*	50	390
LivePerson, Inc.*	50	353
LogMeIn, Inc.	30	3,390
NIC, Inc.	30	640
QuinStreet, Inc.*	110	493
Shutterstock, Inc.*	10	432
SPS Commerce, Inc.*	10	553
Stamps.com, Inc.*	10	1,061
VeriSign, Inc.*	50	4,446
WebMD Health Corp.*	20	1,085
XO Group, Inc.*	30	527
Yahoo!, Inc.*	450	21,694

		536,786

IT Services — 3.5%
Accenture PLC (Class A Stock)	328	39,786
Acxiom Corp.*	30	867
Alliance Data Systems Corp.	30	7,489
Automatic Data Processing, Inc.	240	25,077
Broadridge Financial Solutions, Inc.	60	4,196
CACI International, Inc. (Class A Stock)*	10	1,180
Cardtronics PLC (Class A Stock)*	20	832
Cognizant Technology Solutions Corp. (Class A Stock)*	320	19,273

Convergys Corp.	40	900
CoreLogic, Inc.*	40	1,710
CSG Systems International, Inc.	10	375
CSRA, Inc.	60	1,745
DST Systems, Inc.	20	2,462
DXC Technology Co.*	149	11,226
ExlService Holdings, Inc.*	10	477
Fidelity National Information Services, Inc.	170	14,312
Fiserv, Inc.*	110	13,105
Forrester Research, Inc.	16	649
Gartner, Inc.*	52	5,933
Global Payments, Inc.	80	6,541
International Business Machines Corp.	448	71,810
Jack Henry & Associates, Inc.	40	3,877
Leidos Holdings, Inc.	80	4,213
ManTech International Corp. (Class A Stock)	10	355
Mastercard, Inc. (Class A Stock)	490	56,997
MAXIMUS, Inc.	30	1,830
NeuStar, Inc. (Class A Stock)*	20	664
Paychex, Inc.	168	9,959
PayPal Holdings, Inc.*	580	27,677
Perficient, Inc.*	30	523
Sabre Corp.	100	2,341
Science Applications International Corp.	20	1,460
Sykes Enterprises, Inc.*	20	596
TeleTech Holdings, Inc.	20	625
Teradata Corp.*	60	1,751
Total System Services, Inc.	90	5,158
Virtusa Corp.*	20	620
Visa, Inc. (Class A Stock)	969	88,392
Western Union Co. (The)	250	4,965
WEX, Inc.*	20	2,029

		443,977

Leisure Products — 0.1%
Brunswick Corp.	50	2,837
Callaway Golf Co.	40	474
Hasbro, Inc.	60	5,947
Mattel, Inc.	170	3,811
Nautilus, Inc.*	30	546
Polaris Industries, Inc.	30	2,558
Sturm Ruger & Co., Inc.	10	605
Vista Outdoor, Inc.*	24	469

		17,247

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	170	9,358
Albany Molecular Research, Inc.*	30	480
Bio-Rad Laboratories, Inc. (Class A Stock)*	10	2,183
Bio-Techne Corp.	20	2,142
Cambrex Corp.*	16	950
Charles River Laboratories International, Inc.*	30	2,691
Illumina, Inc.*	80	14,789
INC Research Holdings, Inc. (Class A Stock)*	25	1,125
Luminex Corp.	20	377
Mettler-Toledo International, Inc.*	15	7,701
PAREXEL International Corp.*	26	1,659
PerkinElmer, Inc.	60	3,565
Thermo Fisher Scientific, Inc.	206	34,058

Waters Corp.*	40	6,795

		87,873

Machinery — 1.8%
Actuant Corp. (Class A Stock)	30	819
AGCO Corp.	30	1,920
Alamo Group, Inc.	10	791
Albany International Corp. (Class A Stock)	10	488
Astec Industries, Inc.	10	634
Barnes Group, Inc.	20	1,099
Briggs & Stratton Corp.	20	500
Caterpillar, Inc.	310	31,701
Chart Industries, Inc.*	20	730
CIRCOR International, Inc.	10	667
Crane Co.	30	2,397
Cummins, Inc.	86	12,981
Deere & Co.	150	16,741
Donaldson Co., Inc.	60	2,777
Dover Corp.	80	6,310
EnPro Industries, Inc.	10	707
ESCO Technologies, Inc.	10	589
Federal Signal Corp.	30	468
Flowserve Corp.	60	3,052
Fortive Corp.	160	10,122
Franklin Electric Co., Inc.	20	822
Graco, Inc.	26	2,804
Greenbrier Cos., Inc. (The)	20	869
Harsco Corp.*	40	522
Hillenbrand, Inc.	24	886
IDEX Corp.	40	4,190
Illinois Tool Works, Inc.	164	22,647
Ingersoll-Rand PLC	140	12,425
ITT, Inc.	40	1,685
John Bean Technologies Corp.	20	1,773
Kennametal, Inc.	30	1,247
Lincoln Electric Holdings, Inc.	30	2,671
Lindsay Corp.	10	869
Lydall, Inc.*	10	524
Mueller Industries, Inc.	20	641
Nordson Corp.	30	3,756
Oshkosh Corp.	40	2,776
PACCAR, Inc.	180	12,011
Parker-Hannifin Corp.	74	11,899
Pentair PLC (United Kingdom)	90	5,806
Proto Labs, Inc.*	10	580
Snap-on, Inc.	30	5,026
SPX Corp.*	20	481
SPX FLOW, Inc.*	20	723
Standex International Corp.	10	939
Stanley Black & Decker, Inc.	80	10,892
Tennant Co.	10	732
Terex Corp.	50	1,749
Timken Co. (The)	30	1,447
Titan International, Inc.	42	450
Toro Co. (The)	60	3,895
Trinity Industries, Inc.	70	1,883
Wabash National Corp.	30	683
Wabtec Corp.	44	3,691
Watts Water Technologies, Inc. (Class A Stock)	10	622
Woodward, Inc.	30	2,030
Xylem, Inc.	90	4,627

		226,766

Marine — 0.0%
Kirby Corp.*	30	2,118
Matson, Inc.	20	634

		2,752

Media — 2.8%
AMC Networks, Inc. (Class A Stock)*	30	1,790
Cable One, Inc.	3	2,046
CBS Corp. (Class B Stock)	190	12,646
Charter Communications, Inc. (Class A Stock)*	112	38,658
Cinemark Holdings, Inc.	45	1,944
Comcast Corp. (Class A Stock)	2,470	96,799
Discovery Communications, Inc. (Class A Stock)*	70	2,015
Discovery Communications, Inc. (Class C Stock)*	100	2,798
DISH Network Corp. (Class A Stock)*	120	7,733
EW Scripps Co. (The) (Class A Stock)*	30	668
Gannett Co., Inc.	50	418
Interpublic Group of Cos., Inc. (The)	180	4,243
John Wiley & Sons, Inc. (Class A Stock)	20	1,054
Live Nation Entertainment, Inc.*	60	1,930
Meredith Corp.	20	1,171
New Media Investment Group, Inc.	20	263
New York Times Co. (The) (Class A Stock)	50	722
News Corp. (Class A Stock)	170	2,162
News Corp. (Class B Stock)	50	650
Omnicom Group, Inc.	120	9,854
Scholastic Corp.	10	432
Scripps Networks Interactive, Inc. (Class A Stock)	50	3,736
TEGNA, Inc.	100	2,548
Time Warner, Inc.	410	40,701
Time, Inc.	40	608
Twenty-First Century Fox, Inc. (Class A Stock)	540	16,492
Twenty-First Century Fox, Inc. (Class B Stock)	250	7,465
Viacom, Inc. (Class B Stock)	180	7,661
Walt Disney Co. (The)	765	88,434
World Wrestling Entertainment, Inc. (Class A Stock)	30	643

		358,284

Metals & Mining — 0.4%
AK Steel Holding Corp.*	140	888
Allegheny Technologies, Inc.	50	917
Carpenter Technology Corp.	20	812
Century Aluminum Co.*	40	546
Commercial Metals Co.	50	932
Compass Minerals International, Inc.	20	1,320
Freeport-McMoRan, Inc.*	680	8,670
Haynes International, Inc.	16	677
Kaiser Aluminum Corp.	10	844
Materion Corp.	20	761
Newmont Mining Corp.	270	9,129
Nucor Corp.	170	10,426
Olympic Steel, Inc.	20	451
Reliance Steel & Aluminum Co.	40	3,153
Royal Gold, Inc.	30	2,120
Steel Dynamics, Inc.	110	3,975
Stillwater Mining Co.*	50	899
SunCoke Energy, Inc.*	40	367

TimkenSteel Corp.*	30	452
United States Steel Corp.	80	1,786
Worthington Industries, Inc.	20	870

		49,995

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.	40	771
Capstead Mortgage Corp.	40	446

		1,217

Multi-Utilities — 1.0%
Ameren Corp.	130	7,110
Avista Corp.	30	1,210
Black Hills Corp.	30	2,040
CenterPoint Energy, Inc.	220	6,276
CMS Energy Corp.	130	5,902
Consolidated Edison, Inc.	156	12,368
Dominion Resources, Inc.	332	25,707
DTE Energy Co.	98	10,250
MDU Resources Group, Inc.	90	2,421
NiSource, Inc.	150	3,637
NorthWestern Corp.	20	1,196
Public Service Enterprise Group, Inc.	260	11,453
SCANA Corp.	70	4,642
Sempra Energy	136	15,371
Vectren Corp.	40	2,377
WEC Energy Group, Inc.	160	9,683

		121,643

Multiline Retail — 0.4%
Big Lots, Inc.	20	1,010
Dillard’s, Inc. (Class A Stock)	10	554
Dollar General Corp.	130	9,452
Dollar Tree, Inc.*	120	9,932
Fred’s, Inc. (Class A Stock)	30	442
J.C. Penney Co., Inc.*(a)	140	753
Kohl’s Corp.	80	3,122
Macy’s, Inc.	140	4,091
Nordstrom, Inc.	50	2,414
Ollie’s Bargain Outlet Holdings, Inc.*	20	766
Target Corp.	290	16,196
Tuesday Morning Corp.*	80	260

		48,992

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	290	16,536
Apache Corp.	190	9,242
Bill Barrett Corp.*	55	211
Cabot Oil & Gas Corp.	240	5,578
Carrizo Oil & Gas, Inc.*	30	754
Chesapeake Energy Corp.*	340	1,788
Chevron Corp.	996	106,273
Cimarex Energy Co.	50	5,834
Cloud Peak Energy, Inc.*	75	253
Concho Resources, Inc.*	80	10,133
ConocoPhillips	650	31,141
CONSOL Energy, Inc.*	80	1,214
Contango Oil & Gas Co.*	50	358
Denbury Resources, Inc.*	180	400
Devon Energy Corp.	270	10,662

Energen Corp.*	50	2,599
EOG Resources, Inc.	306	28,305
EQT Corp.	90	5,233
Exxon Mobil Corp.	2,174	177,507
Green Plains, Inc.	20	460
Gulfport Energy Corp.*	70	1,112
Hess Corp.	140	6,836
HollyFrontier Corp.	80	2,251
Kinder Morgan, Inc.	980	20,217
Marathon Oil Corp.	430	6,394
Marathon Petroleum Corp.	270	13,754
Murphy Oil Corp.	70	1,833
Newfield Exploration Co.*	90	3,116
Noble Energy, Inc.	230	7,436
Northern Oil and Gas, Inc.*	100	225
Occidental Petroleum Corp.	400	24,616
ONEOK, Inc.	120	6,313
PBF Energy, Inc. (Class A Stock)	55	1,228
PDC Energy, Inc.*	30	1,657
Phillips 66	230	18,299
Pioneer Natural Resources Co.	90	15,569
QEP Resources, Inc.*	110	1,299
Range Resources Corp.	80	2,119
REX American Resources Corp.*	6	568
SM Energy Co.	45	1,016
Southwestern Energy Co.*	220	1,652
SRC Energy, Inc.*	90	679
Tesoro Corp.	60	4,783
Valero Energy Corp.	240	15,506
Western Refining, Inc.	30	1,035
Williams Cos., Inc. (The)	420	12,865
World Fuel Services Corp.	30	1,105
WPX Energy, Inc.*	180	2,147

		590,111

Paper & Forest Products — 0.1%
Boise Cascade Co.*	20	610
Clearwater Paper Corp.*	10	486
Deltic Timber Corp.	10	774
Domtar Corp.	30	1,189
KapStone Paper & Packaging Corp.	40	844
Louisiana-Pacific Corp.*	60	1,544
Neenah Paper, Inc.	10	783
P.H. Glatfelter Co.	20	430
Schweitzer-Mauduit International, Inc.	10	431

		7,091

Personal Products — 0.2%
Avon Products, Inc.*	200	970
Coty, Inc. (Class A Stock)	240	4,284
Edgewell Personal Care Co.*	30	2,145
Estee Lauder Cos., Inc. (The) (Class A Stock)	116	10,108
Inter Parfums, Inc.	20	759
Medifast, Inc.	12	556
Nu Skin Enterprises, Inc. (Class A Stock)	22	1,215

		20,037

Pharmaceuticals — 4.3%
Akorn, Inc.*	40	1,338
Allergan PLC	180	43,895

Amphastar Pharmaceuticals, Inc.*	20	302
ANI Pharmaceuticals, Inc.*	10	541
Bristol-Myers Squibb Co.	870	48,763
Catalent, Inc.*	60	1,757
Depomed, Inc.*	30	360
Eli Lilly & Co.	510	41,851
Endo International PLC*	90	1,023
Heska Corp.*	3	325
Impax Laboratories, Inc.*	30	421
Innoviva, Inc.*	40	471
Johnson & Johnson	1,419	175,204
Lannett Co., Inc.*	20	520
Mallinckrodt PLC*	50	2,346
Medicines Co. (The)*	30	1,480
Merck & Co., Inc.	1,440	89,755
Mylan NV*	230	8,590
Nektar Therapeutics*	70	1,328
Perrigo Co. PLC	70	5,176
Pfizer, Inc.	3,100	105,152
Phibro Animal Health Corp. (Class A Stock)	20	595
Prestige Brands Holdings, Inc.*	30	1,722
SciClone Pharmaceuticals, Inc.*	40	386
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	10	102
Supernus Pharmaceuticals, Inc.*	20	652
Zoetis, Inc.	260	14,589

		548,644

Professional Services — 0.3%
CDI Corp.*	40	326
Dun & Bradstreet Corp. (The)	20	2,192
Equifax, Inc.	67	9,066
Exponent, Inc.	10	612
FTI Consulting, Inc.*	20	692
Heidrick & Struggles International, Inc.	20	430
Insperity, Inc.	10	914
Kelly Services, Inc. (Class A Stock)	20	446
Korn/Ferry International	20	648
ManpowerGroup, Inc.	40	4,039
Navigant Consulting, Inc.*	20	479
Nielsen Holdings PLC	170	6,992
On Assignment, Inc.*	20	1,035
Resources Connection, Inc.	30	417
Robert Half International, Inc.	60	2,763
TrueBlue, Inc.*	20	547
Verisk Analytics, Inc.*	80	6,625
WageWorks, Inc.*	20	1,476

		39,699

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	20	920
CBRE Group, Inc. (Class A Stock)*	150	5,371
Forestar Group, Inc.*	40	566
HFF, Inc. (Class A Stock)	20	628
Jones Lang LaSalle, Inc.	28	3,216
RE/MAX Holdings, Inc. (Class A Stock)	10	592

		11,293

Road & Rail — 0.9%
ArcBest Corp.	20	529
Avis Budget Group, Inc.*	40	1,220

Celadon Group, Inc.	40	158
CSX Corp.	480	24,403
Genesee & Wyoming, Inc. (Class A Stock)*	32	2,168
Heartland Express, Inc.	20	402
J.B. Hunt Transport Services, Inc.	50	4,483
Kansas City Southern	60	5,404
Knight Transportation, Inc.	30	1,029
Landstar System, Inc.	20	1,709
Marten Transport Ltd.	20	496
Norfolk Southern Corp.	150	17,624
Old Dominion Freight Line, Inc.	40	3,541
Roadrunner Transportation Systems, Inc.*	40	269
Ryder System, Inc.	30	2,037
Saia, Inc.*	10	482
Union Pacific Corp.	430	48,143
Werner Enterprises, Inc.	20	546

		114,643

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc.*	20	1,476
Advanced Micro Devices, Inc.*	390	5,187
Analog Devices, Inc.	195	14,859
Applied Materials, Inc.	550	22,335
Broadcom Ltd.	215	47,474
Brooks Automation, Inc.	30	758
Cabot Microelectronics Corp.	10	784
CEVA, Inc.*	16	576
Cirrus Logic, Inc.*	30	1,931
Cohu, Inc.	40	749
Cree, Inc.*	40	875
Cypress Semiconductor Corp.	140	1,961
Diodes, Inc.*	20	468
DSP Group, Inc.*	40	498
Exar Corp.*	40	520
First Solar, Inc.*	30	887
Integrated Device Technology, Inc.*	60	1,439
Intel Corp.	2,470	89,290
KLA-Tencor Corp.	80	7,858
Kopin Corp.*	130	530
Kulicke & Soffa Industries, Inc. (Singapore)*	30	670
Lam Research Corp.	85	12,312
Microchip Technology, Inc.	110	8,314
Micron Technology, Inc.*	530	14,665
Microsemi Corp.*	60	2,816
MKS Instruments, Inc.	30	2,348
Monolithic Power Systems, Inc.	20	1,830
Nanometrics, Inc.*	20	631
NVIDIA Corp.	307	32,020
Power Integrations, Inc.	10	660
Qorvo, Inc.*	64	4,354
QUALCOMM, Inc.	770	41,380
Rambus, Inc.*	50	626
Rudolph Technologies, Inc.*	30	735
Semtech Corp.*	30	1,025
Silicon Laboratories, Inc.*	20	1,423
Skyworks Solutions, Inc.	100	9,974
Synaptics, Inc.*	20	1,095
Teradyne, Inc.	90	3,174
Texas Instruments, Inc.	520	41,174
Ultratech, Inc.*	20	610

Veeco Instruments, Inc.*	20	660
Versum Materials, Inc.	50	1,601
Xilinx, Inc.	130	8,204
Xperi Corp.	20	672

		393,428

Software — 4.3%
8x8, Inc.*	40	582
ACI Worldwide, Inc.*	50	1,074
Activision Blizzard, Inc.	360	18,810
Adobe Systems, Inc.*	258	34,505
ANSYS, Inc.*	47	5,178
Autodesk, Inc.*	100	9,007
Blackbaud, Inc.	30	2,412
Bottomline Technologies (de), Inc.*	20	466
CA, Inc.	160	5,253
Cadence Design Systems, Inc.*	130	4,234
CDK Global, Inc.	80	5,201
Citrix Systems, Inc.*	80	6,475
CommVault Systems, Inc.*	20	1,009
Ebix, Inc.	10	617
Electronic Arts, Inc.*	160	15,171
Fair Isaac Corp.	20	2,710
Fortinet, Inc.*	70	2,730
Gigamon, Inc.*	15	476
Intuit, Inc.	130	16,277
Manhattan Associates, Inc.*	30	1,401
Microsoft Corp.	4,046	276,989
MicroStrategy, Inc. (Class A Stock)*	8	1,521
Monotype Imaging Holdings, Inc.	30	611
Oracle Corp.	1,560	70,138
Progress Software Corp.	20	594
PTC, Inc.*	60	3,243
Qualys, Inc.*	20	768
Red Hat, Inc.*	90	7,927
salesforce.com, Inc.*	340	29,281
Symantec Corp.	310	9,805
Synchronoss Technologies, Inc.*	20	320
Synopsys, Inc.*	80	5,896
Take-Two Interactive Software, Inc.*	50	3,142
TiVo Corp.	50	987
Tyler Technologies, Inc.*	17	2,781
Ultimate Software Group, Inc. (The)*	16	3,243
VASCO Data Security International, Inc.*	30	405

		551,239

Specialty Retail — 2.3%
Aaron’s, Inc.	30	1,078
Abercrombie & Fitch Co. (Class A Stock)	30	360
Advance Auto Parts, Inc.	43	6,112
American Eagle Outfitters, Inc.	80	1,127
Asbury Automotive Group, Inc.*	10	612
Ascena Retail Group, Inc.*	70	274
AutoNation, Inc.*	30	1,260
AutoZone, Inc.*	15	10,383
Barnes & Noble Education, Inc.*	40	416
Barnes & Noble, Inc.	40	342
Bed Bath & Beyond, Inc.	70	2,712
Best Buy Co., Inc.	140	7,253
Big 5 Sporting Goods Corp.	30	462

Buckle, Inc. (The)	20	374
Cabela’s, Inc.*	24	1,310
Caleres, Inc.	20	576
CarMax, Inc.*	100	5,850
Cato Corp. (The) (Class A Stock)	20	451
Chico’s FAS, Inc.	60	829
Children’s Place, Inc. (The)	10	1,148
CST Brands, Inc.	30	1,449
Dick’s Sporting Goods, Inc.	40	2,022
DSW, Inc. (Class A Stock)	30	619
Express, Inc.*	30	259
Finish Line, Inc. (The) (Class A Stock)	20	316
Five Below, Inc.*	20	982
Foot Locker, Inc.	70	5,414
Francesca’s Holdings Corp.*	30	473
GameStop Corp. (Class A Stock)	50	1,135
Gap, Inc. (The)	100	2,620
Genesco, Inc.*	10	533
Group 1 Automotive, Inc.	10	690
Guess?, Inc.	30	335
Haverty Furniture Cos., Inc.	20	493
Hibbett Sports, Inc.*	10	260
Home Depot, Inc. (The)	638	99,592
Kirkland’s, Inc.*	30	353
L Brands, Inc.	120	6,337
Lithia Motors, Inc. (Class A Stock)	10	956
Lowe’s Cos., Inc.	450	38,196
Lumber Liquidators Holdings, Inc.*	30	737
MarineMax, Inc.*	26	529
Michaels Cos., Inc. (The)*	50	1,168
Monro Muffler Brake, Inc.	15	778
Murphy USA, Inc.*	20	1,391
O’Reilly Automotive, Inc.*	53	13,152
Office Depot, Inc.	250	1,242
Rent-A-Center, Inc.	40	428
RH*	20	959
Ross Stores, Inc.	210	13,650
Sally Beauty Holdings, Inc.*	62	1,179
Select Comfort Corp.*	20	618
Shoe Carnival, Inc.	20	507
Signet Jewelers Ltd.	40	2,634
Sonic Automotive, Inc. (Class A Stock)	20	392
Staples, Inc.	300	2,931
Stein Mart, Inc.	60	148
Tailored Brands, Inc.	30	370
Tiffany & Co.	60	5,499
Tile Shop Holdings, Inc.	30	641
TJX Cos., Inc. (The)	340	26,738
Tractor Supply Co.	70	4,334
Ulta Beauty, Inc.*	30	8,443
Urban Outfitters, Inc.*	40	915
Vitamin Shoppe, Inc.*	20	386
Williams-Sonoma, Inc.	40	2,162
Zumiez, Inc.*	20	359

		298,253

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.*	50	792
Apple, Inc.	2,745	394,319
Cray, Inc.*	30	537

Diebold Nixdorf, Inc.	30	846
Electronics For Imaging, Inc.*	20	916
Hewlett Packard Enterprise Co.	850	15,835
HP, Inc.	870	16,373
NCR Corp.*	50	2,063
NetApp, Inc.	130	5,181
Seagate Technology PLC	150	6,319
Super Micro Computer, Inc.*	20	488
Western Digital Corp.	150	13,360
Xerox Corp.	390	2,804

		459,833

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	30	2,761
Coach, Inc.	130	5,121
Crocs, Inc.*	50	312
Deckers Outdoor Corp.*	15	894
Fossil Group, Inc.*	20	345
G-III Apparel Group Ltd.*	20	474
Hanesbrands, Inc.	170	3,708
Iconix Brand Group, Inc.*	50	350
Kate Spade & Co.*	60	1,044
Michael Kors Holdings Ltd.*	80	2,986
Movado Group, Inc.	20	468
NIKE, Inc. (Class B Stock)	690	38,233
Oxford Industries, Inc.	10	580
Perry Ellis International, Inc.*	20	410
PVH Corp.	40	4,041
Ralph Lauren Corp.	30	2,422
Skechers U.S.A., Inc. (Class A Stock)*	60	1,515
Steven Madden Ltd.*	20	761
Under Armour, Inc. (Class A Stock)*	80	1,719
Under Armour, Inc. (Class C Stock)*	80	1,553
Unifi, Inc.*	20	561
Vera Bradley, Inc.*	30	275
VF Corp.	170	9,287
Wolverine World Wide, Inc.	40	964

		80,784

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	40	816
Bank Mutual Corp.	50	460
Bofi Holding, Inc.*	20	478
Dime Community Bancshares, Inc.	30	583
HomeStreet, Inc.*	10	260
LendingTree, Inc.*	8	1,127
New York Community Bancorp, Inc.	220	2,924
Northfield Bancorp, Inc.	30	551
Northwest Bancshares, Inc.	50	807
Oritani Financial Corp.	30	508
Provident Financial Services, Inc.	30	771
TrustCo Bank Corp.	50	398
Walker & Dunlop, Inc.*	20	897
Washington Federal, Inc.	40	1,348

		11,928

Tobacco — 1.5%
Altria Group, Inc.	1,010	72,498
Philip Morris International, Inc.	813	90,113
Reynolds American, Inc.	436	28,122

Universal Corp.	10	734

		191,467

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	20	1,280
DXP Enterprises, Inc.*	20	730
Fastenal Co.	150	6,702
GATX Corp.	20	1,198
Kaman Corp.	10	480
MSC Industrial Direct Co., Inc. (Class A Stock)	20	1,791
NOW, Inc.*	40	680
United Rentals, Inc.*	50	5,483
Veritiv Corp.*	6	310
W.W. Grainger, Inc.	36	6,937
Watsco, Inc.	15	2,082

		27,673

Water Utilities — 0.1%
American States Water Co.	20	890
American Water Works Co., Inc.	90	7,179
Aqua America, Inc.	80	2,647
California Water Service Group	20	714

		11,430

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	30	539
Telephone & Data Systems, Inc.	40	1,098

		1,637

TOTAL COMMON STOCKS (cost $11,098,452)		11,962,115

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.8%
iShares Core S&P Mid-Cap ETF	170	29,340
iShares Core S&P Small-Cap ETF	220	15,354
SPDR S&P 500 ETF Trust	1,843	438,782

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $467,351)		483,476

TOTAL LONG-TERM INVESTMENTS (cost $11,565,803)		12,445,591

SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MUTUAL FUNDS — 2.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	338,265	338,265
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $561; includes $560 of cash collateral for securities on loan)(b)(w)	561	561

TOTAL AFFILIATED MUTUAL FUNDS (cost $338,826)		338,826

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $29,972)	0.755%	06/15/17	30	29,975

TOTAL SHORT-TERM INVESTMENTS (cost $368,798)				368,801

TOTAL INVESTMENTS — 100.1% (cost $11,934,601)(x)				12,814,392
Liabilities in excess of other assets(z) — (0.1)%				(15,367)

NET ASSETS — 100.0%				$12,799,025

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $538; cash collateral of $560 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$11,934,601

Appreciation	1,043,365
Depreciation	(163,574)

Net Unrealized Appreciation	$879,791

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
3	S&P 500 E-Mini Index	Jun. 2017	$355,342	$357,075	$1,733

A U.S. Treasury Obligation with market value of $29,975 has been segregated with Morgan Stanley to cover requirements for open futures contracts at April 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$276,283	$—	$—
Air Freight & Logistics	76,513	—	—
Airlines	68,417	—	—
Auto Components	31,454	—	—
Automobiles	55,875	—	—
Banks	765,253	—	—
Beverages	221,512	—	—
Biotechnology	320,099	—	—
Building Products	49,312	—	—
Capital Markets	333,728	—	—
Chemicals	275,739	—	—
Commercial Services & Supplies	57,385	—	—
Communications Equipment	133,643	—	—
Construction & Engineering	21,477	—	—
Construction Materials	21,481	—	—
Consumer Finance	84,160	—	—
Containers & Packaging	48,915	—	—
Distributors	15,453	—	—
Diversified Consumer Services	11,985	—	—
Diversified Financial Services	168,688	—	—
Diversified Telecommunication Services	246,264	—	—
Electric Utilities	230,253	—	—
Electrical Equipment	69,568	—	—
Electronic Equipment, Instruments & Components	99,521	—	—
Energy Equipment & Services	122,575	—	—
Equity Real Estate Investment Trusts (REITs)	402,457	—	—
Food & Staples Retailing	223,347	—	—
Food Products	189,935	—	—
Gas Utilities	22,847	—	—
Health Care Equipment & Supplies	338,517	—	—
Health Care Providers & Services	322,124	—	—
Health Care Technology	15,812	—	—
Hotels, Restaurants & Leisure	220,900	—	—
Household Durables	72,872	—	—
Household Products	194,310	—	—
Independent Power & Renewable Electricity Producers	5,759	—	—
Industrial Conglomerates	263,234	—	—
Insurance	341,241	—	—
Internet & Direct Marketing Retail	288,485	—	—
Internet Software & Services	536,786	—	—
IT Services	443,977	—	—
Leisure Products	17,247	—	—
Life Sciences Tools & Services	87,873	—	—
Machinery	226,766	—	—
Marine	2,752	—	—
Media	358,284	—	—
Metals & Mining	49,995	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,217	—	—
Multi-Utilities	121,643	—	—
Multiline Retail	48,992	—	—

Oil, Gas & Consumable Fuels	590,111	—	—
Paper & Forest Products	7,091	—	—
Personal Products	20,037	—	—
Pharmaceuticals	548,644	—	—
Professional Services	39,699	—	—
Real Estate Management & Development	11,293	—	—
Road & Rail	114,643	—	—
Semiconductors & Semiconductor Equipment	393,428	—	—
Software	551,239	—	—
Specialty Retail	298,253	—	—
Technology Hardware, Storage & Peripherals	459,833	—	—
Textiles, Apparel & Luxury Goods	80,784	—	—
Thrifts & Mortgage Finance	11,928	—	—
Tobacco	191,467	—	—
Trading Companies & Distributors	27,673	—	—
Water Utilities	11,430	—	—
Wireless Telecommunication Services	1,637	—	—
Unaffiliated Exchange Traded Funds	483,476	—	—
Affiliated Mutual Funds	338,826	—	—
U.S. Treasury Obligation	—	29,975	—
Other Financial Instruments*
Futures Contracts	1,733	—	—

Total	$12,786,150	$29,975	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 04/30/2017
Equity contracts	$1,733

Prudential TIPS Fund

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	545	$565,330
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	230	241,250
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	55	57,868
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	435	472,120
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	07/15/22	15	16,035
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	435	459,964
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	415	424,738
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/23	90	95,932
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/24	360	386,197
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	445	467,237
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	45	47,072
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	185	183,818
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	40	42,112
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	420	491,363
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	265	312,902
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	335	389,394
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	80	105,803
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	245	341,770
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	01/15/19	215	254,814
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	45	64,393
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	50	71,013
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	220	328,347
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27	35	50,048
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	105	146,503
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	160	321,812
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	75	154,459

TOTAL LONG-TERM INVESTMENTS (cost $6,480,440)				6,492,294

			Shares
SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $71,885)(w)			71,885	71,885

TOTAL INVESTMENTS — 101.0% (cost $6,552,325)(x)				6,564,179
Liabilities in excess of other assets — (1.0)%				(68,100)

NET ASSETS — 100.0%				$6,496,079

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$6,552,325

Appreciation	65,918
Depreciation	(54,064)

Net Unrealized Appreciation	$11,854

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$6,492,294	$—
Affiliated Mutual Fund	71,885	—	—

Total	$71,885	$6,492,294	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GNMA	Government National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	US Treasury Inflation-Protected Securities
ULSD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price are based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Prudential Commodity Strategies Fund wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Subsidiary follows the same valuation policies as the Prudential Commodity Strategies Fund.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 16, 2017

*	Print the name and title of each signing officer under his or her signature.